UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Date of fiscal year end: September 30

Date of reporting period: September 30, 2013

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

Transparent Value Trust

Annual Report
September 30, 2013

transparent value

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

4	Transparent Value Large-Cap Aggressive Fund

5	Transparent Value Large-Cap Defensive Fund

6	Transparent Value Large-Cap Market Fund

7	Transparent Value Dividend Fund

8	Transparent Value Large-Cap Core Fund

9	Transparent Value Large-Cap Growth Fund

10	Transparent Value Large-Cap Value Fund

11	Transparent Value Directional Allocation Fund

12	DISCLOSURE OF FUND EXPENSES

15	SCHEDULE OF INVESTMENTS

15	Transparent Value Large-Cap Aggressive Fund

17	Transparent Value Large-Cap Defensive Fund

19	Transparent Value Large-Cap Market Fund

21	Transparent Value Dividend Fund

23	Transparent Value Large-Cap Core Fund

25	Transparent Value Large-Cap Growth Fund

27	Transparent Value Large-Cap Value Fund

29	Transparent Value Directional Allocation Fund

31	STATEMENTS OF ASSETS AND LIABILITIES

33	STATEMENTS OF OPERATIONS

35	STATEMENTS OF CHANGES IN NET ASSETS

44	FINANCIAL HIGHLIGHTS

52	NOTES TO FINANCIAL STATEMENTS

65	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

66	ADDITIONAL INFORMATION

Shareholder Letter
September 30, 2013 (Unaudited)

Dear Shareholder,

At Transparent Value, we believe successful equity investing is not about trying to pick winning stocks but to rather actively avoid losers. It is not about identifying macro trends or investment themes. It is not about searching for price momentum or out of favor buying opportunities. These approaches are all based on trying to predict what might transpire in the future. By definition, however; the future is completely unknowable and forecasting the unknowable future may only increase the likelihood of being wrong and investing in a loser.

Instead, Transparent Value seeks to offer equity investors exposure to better risk adjusted returns by applying insurance company risk management lessons. Transparent Value has built an investment management platform that uses the actuarial risk management techniques to build portfolios that we believe are able to deliver more sustainable long term investment results. At the heart of the process is a success measure called Required Business Performance® (RBP®) Probability and it seeks to establish a clear link between a company’s stock price and what management must do to justify that valuation.

In June 2012 we launched a new mutual fund, The Transparent Value Directional Allocation Fund, which offers investors a way to gain access to our proprietary RBP® methodology. The fund is designed to systematically rebalance its underlying exposure to equities and cash based on changing market environments. We believe the Transparent Value Directional Allocation Fund offers a pragmatic solution to current market challenges and can provide investors participation in rising markets and the protection they seek during market declines.

We thank you for investing with Transparent Value and look forward to serving your investment needs in the future.

Sincerely,

Armen Arus

President

Annual Report | September 30, 2013	1

Manager Commentary
September 30, 2013 (Unaudited)

The past twelve months have been favorable for U.S. equities shareholders and for holders of Transparent Value funds. The Dow Jones U.S. Large-Cap Total Stock Market IndexSM gained 20.24% during the twelve months ending September 30, 2013 and the Transparent Value funds delivered outperformance in seven out of their eight funds (the Transparent Value Large-Cap Defensive Fund underperformed by thirty six basis points). The market’s performance over the last year has been significantly influenced by the Federal Reserve’s (the “Fed”) resolve to maintain an extremely accommodative policy. Only Congress has been able to arrest the market’s quantitative easing rally and we believe their setbacks have been fleeting.

One of the most straight forward reasons to remain bullish on U.S. equities has been the unlimited support that has been pledged by the Federal Reserve. On September 13th, 2012 Federal Reserve Chairman Ben Bernanke announced what has been dubbed ‘QE Infinity’. This third round of quantitative easing has become an open ended commitment to purchase a targeted $85 billion per month of federal and commercial housing debt. Mr. Bernanke has said this commitment would remain in place until economic data dictated otherwise. Specifically the Fed cited unemployment as a key concern. This attention to the Fed’s dual mandate – price stability and maximum sustainable employment – represents a deviation from prior Fed regimes which were focused primarily on combating inflation. The unprecedented support being offered by the Fed has had the effect of increasing the value of liquid assets such as equities. This relationship is abundantly clear in the below graph showing the Fed’s balance sheet and the S&P 500 (“S&P 500”) equity index.

1 Source: Federal Reserve, Bloomberg FARBAST Index, SPX Index, Guggenheim Partners calculation. Data as of 09/30/2013 Past performance is no guarantee of future results.

While equity markets and total assets on the Fed’s balance sheet have drifted higher the U.S. unemployment rate has decreased materially. Thanks largely to unprecedented monetary stimulus the unemployment rate has fallen consistently from a high of 10 percent to the current 7.3 percent at the time of this writing. With these improved fundamentals the vast majority of analysts on the street were calling for the start of tapering – a decrease in the level of bond purchasing – following the September 2013 meeting of the Federal Open Market Committee (FOMC). Surprisingly, the Fed elected to continue the stimulus program. This decision sent ripples through the market causing inflation linked commodities and risk assets to surge immediately following the Fed’s press release.

Regardless of the rationale behind the Fed’s decision to step back from what appeared to be careful communication around the beginning of an exit plan there is an important take away for investors. There was an honest conversation about the ending of monetary support and markets absorbed the notion in a healthy fashion. Proof of this can be found in market’s risk and return over the period. Risk, as measured by the Chicago Board Options Exchange Volatility IndexSM (VIX), barely surpassed 20 whereas earlier equity contractions saw readings well in excess of 40 (higher VIX values indicate greater market strain). While equities sold off during each of these volatility spikes the draw-downs were subdued averaging around five percent each. In fact, a trading strategy that bought equities whenever the VIX index approached an 18-20 level would have would have profited handsomely during the trailing twelve months.

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Manager Commentary
September 30, 2013 (Unaudited)

We remain bullish on equities over the long-term. A significant catalyst for our bull market case continues to be expansion of equity multiples. Multiple expansions are commonly associated with low rate environments and improving macro conditions. We continue to believe domestic fundamentals are slowly improving, and that the Fed will continue their highly accommodative interest rate target through the end of 2014. A market fueled by multiple expansion has been the case over the recent past - equity multiples have expanded by over 25% while trailing earnings per share have remained relatively flat.

Source: Bloomberg Past performance is no guarantee of future results.

Basis Points: Equal to one hundredth of 1 percent, used to express interest rates and bond yields.

Chicago Board Options Exchange Volatility Index: Shows the market’s expectation of 30-day volatility.

Quantitative Easing – QE: A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital, in an effort to promote increased lending and liquidity.

S&P 500 Index: The S&P 500 Index is a managed index of 500 common stocks chosen to reflect the industries in the U.S. economy.

Transparent Value investment methodology bases portfolio construction on stock selection, and does not make explicit sector allocations. It is the aggregate selection of individual securities that results in sector overweights and underweights. Please see the respective fund’s offering documents for further information and full disclosure of the fund’s investment objectives.

Annual Report | September 30, 2013	3

Manager Commentary
Transparent Value Large-Cap Aggressive Fund September 30, 2013 (Unaudited)

The Transparent Value Large-Cap Aggressive Fund (“Fund”) Class F-1 returned 30.41% over the year ending September 30, 2013. This return represents outperformance of 10.17% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2013
Consumer Discretionary	21.86%
Industrials	18.53%
Information Technology	15.08%
Financials	13.57%
Health Care	11.57%
Energy	10.80%
Consumer Staples	5.30%
Materials	1.58%
Utilities	0.78%
Telecommunication Services	0.76%
Exchange Traded Funds	0.03%
Other Assets in Excess of Liabilities	0.14%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	5.96%	12.49%	27.94%	30.21%	9.81%
Fund – Class C	6.00%	12.38%	27.66%	29.89%	7.04%***
Fund – Class F-1	6.01%	12.50%	27.97%	30.41%	9.87%
Fund – Class I	6.05%	12.60%	28.36%	30.75%	7.49%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

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Manager Commentary
Transparent Value Large-Cap Defensive Fund September 30, 2013 (Unaudited)

The Transparent Value Large-Cap Defensive Fund (“Fund”) Class F-1 returned 19.88% over the year ending September 30, 2013. This return represents underperformance of -0.36% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2013
Consumer Discretionary	24.25%
Information Technology	18.86%
Industrials	11.83%
Consumer Staples	11.35%
Financials	9.24%
Health Care	8.85%
Energy	8.41%
Telecommunication Services	2.91%
Materials	2.26%
Utilities	1.79%
Exchange Traded Funds	0.18%
Other Assets in Excess of Liabilities	0.07%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	4.06%	5.12%	20.40%	19.71%	12.49%
Fund – Class C	3.97%	4.95%	19.84%	19.00%	12.57%***
Fund – Class F-1	4.10%	5.15%	20.48%	19.88%	12.66%
Fund – Class I	4.08%	5.21%	20.71%	20.21%	13.38%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Annual Report | September 30, 2013	5

Manager Commentary
Transparent Value Large-Cap Market Fund September 30, 2013 (Unaudited)

The Transparent Value Large-Cap Market Fund (“Fund”) Class F-1 returned 25.01% over the year ending September 30, 2013. This return represents outperformance of 4.77% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2013
Consumer Discretionary	28.23%
Industrials	16.28%
Information Technology	15.15%
Financials	11.14%
Energy	9.37%
Health Care	7.49%
Consumer Staples	7.10%
Materials	2.37%
Utilities	1.47%
Telecommunication Services	1.31%
Exchange Traded Funds	0.08%
Other Assets in Excess of Liabilities	0.01%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	5.79%	8.77%	24.43%	24.92%	14.05%
Fund – Class C	5.72%	8.63%	23.74%	24.09%	12.36%***
Fund – Class F-1	5.72%	8.76%	24.44%	25.01%	14.16%
Fund – Class I	5.77%	8.86%	24.70%	25.38%	12.86%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

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Manager Commentary
Transparent Value Dividend Fund September 30, 2013 (Unaudited)

The Transparent Value Dividend Fund (“Fund”) Class I returned 25.00% over the year ending September 30, 2013. This return represents overperformance of 4.76% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2013
Financials	51.96%
Consumer Discretionary	11.36%
Energy	11.15%
Industrials	8.41%
Information Technology	4.74%
Consumer Staples	4.08%
Utilities	3.59%
Telecommunication Services	2.29%
Materials	0.62%
Health Care	0.59%
Exchange Traded Funds	0.55%
Other Assets in Excess of Liabilities	0.66%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	3.85%	3.69%	19.90%	24.45%	13.54%***
Fund – Class C	3.85%	3.60%	19.49%	23.86%	12.93%***
Fund – Class F-1	3.88%	3.80%	20.12%	24.72%	13.78%***
Fund – Class I	3.96%	3.87%	20.35%	25.00%	13.86%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Annual Report | September 30, 2013	7

Manager Commentary
Transparent Value Large-Cap Core Fund September 30, 2013 (Unaudited)

The Transparent Value Large-Cap Core Fund (“Fund”) Class I returned 29.95% over the year ending September 30, 2013. This return represents outperformance of 9.71% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2013
Financials	27.68%
Consumer Discretionary	22.60%
Industrials	13.99%
Energy	13.30%
Information Technology	8.67%
Consumer Staples	5.10%
Health Care	4.48%
Utilities	1.81%
Telecommunication Services	1.05%
Materials	1.02%
Exchange Traded Funds	0.34%
Liabilities in Excess of Other Assets	(0.04%)
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	4.83%	8.49%	25.62%	29.32%	14.99%***
Fund – Class C	4.86%	8.29%	25.14%	28.60%	14.31%***
Fund – Class F-1	4.81%	8.45%	25.71%	29.53%	15.21%***
Fund – Class I	4.89%	8.54%	26.08%	29.95%	14.57%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

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Manager Commentary
Transparent Value Large-Cap Growth Fund September 30, 2013 (Unaudited)

The Transparent Value Large-Cap Growth Fund (“Fund”) Class I returned 32.86% over the year ending September 30, 2013. This return represents outperformance of 12.48% relative to the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2013
Industrials	22.00%
Consumer Discretionary	20.92%
Information Technology	16.27%
Energy	15.32%
Financials	10.70%
Health Care	6.42%
Consumer Staples	5.24%
Materials	2.09%
Exchange Traded Funds	0.59%
Other Assets in Excess of Liabilities	0.45%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	5.82%	10.40%	28.89%	32.42%	14.60%***
Fund – Class C	5.74%	10.21%	28.32%	31.62%	13.97%***
Fund – Class F-1	5.86%	10.43%	29.06%	32.71%	14.83%***
Fund – Class I	5.83%	10.37%	29.22%	32.86%	14.08%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Annual Report | September 30, 2013	9

Manager Commentary
Transparent Value Large-Cap Value Fund September 30, 2013 (Unaudited)

The Transparent Value Large-Cap Value Fund (“Fund”) Class I returned 26.79% over the year ending September 30, 2013. This return represents outperformance of 6.81% relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2013
Financials	40.39%
Consumer Discretionary	18.49%
Industrials	10.23%
Utilities	7.15%
Energy	7.08%
Information Technology	6.79%
Consumer Staples	5.45%
Telecommunication Services	2.23%
Materials	1.57%
Other Assets in Excess of Liabilities	0.62%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	3.47%	4.22%	21.68%	26.30%	13.59%***
Fund – Class C	3.41%	4.06%	21.11%	25.53%	12.85%***
Fund – Class F-1	3.40%	4.24%	21.68%	26.37%	13.69%***
Fund – Class I	3.49%	4.32%	22.02%	26.79%	13.09%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

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Manager Commentary
Transparent Value Directional Allocation Fund September 30, 2013 (Unaudited)

The Transparent Value Directional Allocation Fund (“Fund”) Class I returned 27.71% over the year ending September 30, 2013. This return represents outperformance of 7.47% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2013
Consumer Discretionary	26.61%
Information Technology	14.65%
Industrials	14.57%
Energy	11.60%
Health Care	11.33%
Financials	9.54%
Consumer Staples	5.12%
Telecommunication Services	1.05%
Exchange Traded Funds	4.84%
Other Assets in Excess of Liabilities	0.69%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	YTD	1 Year	Since Inception**
Fund – Class A	5.86%	11.60%	28.06%	27.22%	26.39%
Fund – Class C	5.82%	11.41%	27.45%	26.52%	25.57%
Fund – Class F-1	5.86%	11.60%	28.06%	27.33%	26.47%
Fund – Class I	5.84%	11.66%	28.33%	27.71%	26.76%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: June 18, 2012

Annual Report | September 30, 2013	11

Disclosure of Fund Expenses
September 30, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2013 through September 30, 2013.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. If transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expense Paid During Period April 1, 2013 to September 30, 2013(b)

Transparent Value Large-Cap Aggressive Fund
Class A
Actual	1.51%	$1,000.00	$1,128.70	$8.06
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.50	$7.64
Class C
Actual	2.11%	$1,000.00	$1,125.70	$11.24
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.49	$10.66
Class F-1
Actual	1.36%	$1,000.00	$1,129.70	$7.26
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.25	$6.88
Class I
Actual	1.11%	$1,000.00	$1,131.60	$5.93
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.50	$5.62

Transparent Value Large-Cap Defensive Fund
Class A
Actual	1.51%	$1,000.00	$1,083.70	$7.89
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.50	$7.64
Class C
Actual	2.11%	$1,000.00	$1,080.10	$11.00
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.49	$10.66
Class F-1
Actual	1.36%	$1,000.00	$1,084.50	$7.11
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.25	$6.88
Class I
Actual	1.11%	$1,000.00	$1,085.90	$5.80
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.50	$5.62

12	www.transparentvalue.com

Disclosure of Fund Expenses
September 30, 2013 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expense Paid During Period April 1, 2013 to September 30, 2013(b)
Transparent Value Large-Cap Market Fund
Class A
Actual	1.51%	$1,000.00	$1,109.70	$7.99
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.50	$7.64
Class C
Actual	2.11%	$1,000.00	$1,106.50	$11.14
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.49	$10.66
Class F-1
Actual	1.36%	$1,000.00	$1,110.20	$7.19
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.25	$6.88
Class I
Actual	1.11%	$1,000.00	$1,112.00	$5.88
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.50	$5.62

Transparent Value Dividend Fund
Class A
Actual	1.51%	$1,000.00	$1,068.40	$7.83
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.50	$7.64
Class C
Actual	2.11%	$1,000.00	$1,065.30	$10.92
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.49	$10.66
Class F-1
Actual	1.36%	$1,000.00	$1,068.90	$7.05
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.25	$6.88
Class I
Actual	1.11%	$1,000.00	$1,070.50	$5.76
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.50	$5.62

Transparent Value Large-Cap Core Fund
Class A
Actual	1.51%	$1,000.00	$1,130.60	$8.07
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.50	$7.64
Class C
Actual	2.11%	$1,000.00	$1,127.80	$11.25
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.49	$10.66
Class F-1
Actual	1.36%	$1,000.00	$1,130.90	$7.26
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.25	$6.88
Class I
Actual	1.11%	$1,000.00	$1,132.80	$5.93
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.50	$5.62

Annual Report | September 30, 2013	13

Disclosure of Fund Expenses
September 30, 2013 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expense Paid During Period April 1, 2013 to September 30, 2013(b)
Transparent Value Large-Cap Growth Fund
Class A
Actual	1.51%	$1,000.00	$1,142.70	$8.11
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.50	$7.64
Class C
Actual	2.11%	$1,000.00	$1,139.30	$11.32
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.49	$10.66
Class F-1
Actual	1.36%	$1,000.00	$1,143.80	$7.31
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.25	$6.88
Class I
Actual	1.11%	$1,000.00	$1,143.90	$5.97
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.50	$5.62

Transparent Value Large-Cap Value Fund
Class A
Actual	1.51%	$1,000.00	$1,096.20	$7.93
Hypothetical (5% return before expenses)	1.51%	$1,000.00	$1,017.50	$7.64
Class C
Actual	2.11%	$1,000.00	$1,092.90	$11.07
Hypothetical (5% return before expenses)	2.11%	$1,000.00	$1,014.49	$10.66
Class F-1
Actual	1.36%	$1,000.00	$1,096.80	$7.15
Hypothetical (5% return before expenses)	1.36%	$1,000.00	$1,018.25	$6.88
Class I
Actual	1.11%	$1,000.00	$1,098.70	$5.84
Hypothetical (5% return before expenses)	1.11%	$1,000.00	$1,019.50	$5.62

Transparent Value Directional Allocation Fund
Class A
Actual	1.50%	$1,000.00	$1,132.10	$8.02
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.55	$7.59
Class C
Actual	2.10%	$1,000.00	$1,129.30	$11.21
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.54	$10.61
Class F-1
Actual	1.35%	$1,000.00	$1,133.10	$7.22
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.30	$6.83
Class I
Actual	1.10%	$1,000.00	$1,134.50	$5.89
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.55	$5.57

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

14	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund September 30, 2013

	Shares	Value
COMMON STOCKS 99.83%
Consumer Discretionary 21.86%
CarMax, Inc.(a)	10,859	$526,336
Ford Motor Co.	30,022	506,471
Fossil Group, Inc.(a)	5,791	673,146
The Gap, Inc.	16,629	669,816
Harley-Davidson, Inc.	8,394	539,231
International Game Technology	24,506	463,899
Lear Corp.	9,340	668,464
Liberty Global PLC - Class A(a)	5,530	438,805
Liberty Interactive Corp. - Class A(a)	34,024	798,543
MGM Resorts International(a)	35,986	735,554
Netflix, Inc.(a)	1,473	455,466
Ross Stores, Inc.	10,298	749,694
Scripps Networks Interactive, Inc. - Class A	11,759	918,495
Signet Jewelers, Ltd.	7,990	572,484
Tiffany & Co.	6,918	530,057
Time Warner, Inc.	8,307	546,684
TripAdvisor, Inc.(a)	5,648	428,344
TRW Automotive Holdings Corp.(a)	6,736	480,344
Twenty-First Century Fox, Inc.	13,114	439,319
Under Armour, Inc. - Class A(a)	9,804	778,928
Williams-Sonoma, Inc.	14,765	829,793
Wynn Resorts, Ltd.	3,685	582,267

		13,332,140

Consumer Staples 5.30%
CVS Caremark Corp.	11,732	665,791
Green Mountain Coffee Roasters, Inc.(a)	8,234	620,267
The Kroger Co.	19,498	786,549
Lorillard, Inc.	13,384	599,336
Whole Foods Market, Inc.	9,626	563,121

		3,235,064

Energy 10.80%
Chesapeake Energy Corp.	27,581	713,796
EOG Resources, Inc.	5,189	878,394
EQT Corp.	6,052	536,933
Halliburton Co.	10,949	527,194
Hess Corp.	6,634	513,074
Murphy Oil Corp.	12,030	725,650
Oceaneering International, Inc.	9,208	748,058
Pioneer Natural Resources Co.	3,206	605,293
SM Energy Co.	9,170	707,832
Weatherford International, Ltd.(a)	41,209	631,734

		6,587,958

Financials 13.57%
Aflac, Inc.	10,234	634,406
American Express Co.	7,369	556,507
Berkshire Hathaway, Inc. - Class B(a)	3,799	431,224
Capital One Financial Corp.	7,651	525,930
CIT Group, Inc.(a)	9,390	457,950
Citigroup, Inc.	9,611	466,230
Discover Financial Services	13,629	688,810

	Shares	Value
Financials (continued)
Hartford Financial Services Group, Inc.	16,265	$506,167
McGraw Hill Financial, Inc.	10,390	681,480
Moody’s Corp.	10,197	717,155
Morgan Stanley	15,028	405,005
Principal Financial Group, Inc.	11,986	513,240
Prudential Financial, Inc.	8,137	634,523
Regions Financial Corp.	64,948	601,418
Wells Fargo & Co.	11,081	457,867

		8,277,912

Health Care 11.57%
AbbVie, Inc.	16,751	749,272
Actavis, Inc.(a)	3,699	532,656
Alexion Pharmaceuticals, Inc.(a)	7,673	891,296
Amgen, Inc.	5,884	658,655
Celgene Corp.(a)	5,814	894,949
Covance, Inc.(a)	6,944	600,378
Incyte Corp., Ltd.(a)	15,940	608,111
Pharmacyclics, Inc.(a)	5,405	748,160
Regeneron Pharmaceuticals, Inc.(a)	2,585	808,769
Vertex Pharmaceuticals, Inc.(a)	7,489	567,816

		7,060,062

Industrials 18.53%
AGCO Corp.	11,220	677,912
B/E Aerospace, Inc.(a)	11,434	844,058
The Boeing Co.	6,780	796,650
Chicago Bridge & Iron Co. NV	12,564	851,462
Delta Air Lines, Inc.	26,262	619,521
The Dun & Bradstreet Corp.	4,422	459,225
Hertz Global Holdings, Inc.(a)	19,443	430,857
Honeywell International, Inc.	6,756	561,018
Illinois Tool Works, Inc.	6,239	475,849
Ingersoll-Rand PLC	6,558	425,877
Lincoln Electric Holdings, Inc.	6,710	447,020
Oshkosh Corp.(a)	13,987	685,083
Precision Castparts Corp.	2,161	491,066
Rockwell Automation, Inc.	5,310	567,851
Snap-on, Inc.	7,438	740,081
Stanley Black & Decker, Inc.	5,611	508,188
Towers Watson & Co. - Class A	5,567	595,446
Union Pacific Corp.	3,770	585,632
Wabtec Corp.	8,550	537,539

		11,300,335

Information Technology 15.08%
3D Systems Corp.(a)	8,649	466,960
Alliance Data Systems Corp.(a)	3,980	841,651
CA, Inc.	19,826	588,237
Corning, Inc.	31,611	461,204
Electronic Arts, Inc.(a)	20,282	518,205
Facebook, Inc. - Class A(a)	13,869	696,779
FleetCor Technologies, Inc.(a)	8,233	906,947
Gartner, Inc.(a)	9,844	590,640
Leidos Holdings, Inc.	12,750	580,391

Annual Report | September 30, 2013	15

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund September 30, 2013

	Shares	Value
Information Technology (continued)
LinkedIn Corp. - Class A(a)	3,653	$898,857
LSI Corp.	65,033	508,558
Mastercard, Inc. - Class A	770	518,041
NCR Corp.(a)	19,825	785,268
SanDisk Corp.	9,916	590,101
Science Applications International Corp.(a)	7,286	245,898

		9,197,737

Materials 1.58%
Eastman Chemical Co.	5,470	426,113
Packaging Corp. of America	9,401	536,703

		962,816

Telecommunication Services 0.76%
Level 3 Communications, Inc.(a)	17,339	462,778

Utilities 0.78%
OGE Energy Corp.	13,242	477,904

TOTAL COMMON STOCKS (Cost $55,095,408)		60,894,706

EXCHANGE TRADED FUNDS 0.03%
SPDR® S&P 500® ETF Trust	100	16,810

TOTAL EXCHANGE TRADED FUNDS (Cost $16,434)		16,810

Total Investments - 99.86% (Cost $55,111,842)		60,911,516

Other Assets in Excess of Liabilities - 0.14%		84,173

NET ASSETS - 100.00%		$60,995,689

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a Public

Limited Liability Corporation

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

16

Schedule of Investments
Transparent Value Large-Cap Defensive Fund September 30, 2013

	Shares	Value
COMMON STOCKS 99.75%
Consumer Discretionary 24.25%
Bed Bath & Beyond, Inc.(a)	11,875	$918,650
Carter’s, Inc.	10,609	805,117
Chipotle Mexican Grill, Inc.(a)	2,191	939,282
Coach, Inc.	17,903	976,251
Comcast Corp. - Class A	19,054	860,288
DIRECTV(a)	15,541	928,575
Dollar Tree, Inc.(a)	18,098	1,034,482
Family Dollar Stores, Inc.	7,615	548,432
Groupon, Inc.(a)	71,236	798,555
The Home Depot, Inc.	13,322	1,010,474
Kohl’s Corp.	14,384	744,372
The Madison Square Garden Co. - Class A(a)	9,721	564,498
Michael Kors Holdings, Ltd.(a)	15,454	1,151,632
NIKE, Inc. - Class B	11,792	856,571
Panera Bread Co. - Class A(a)	3,615	573,086
PetSmart, Inc.	14,125	1,077,172
Polaris Industries, Inc.	5,943	767,717
priceline.com, Inc.(a)	928	938,162
TJX Cos., Inc.	17,154	967,314
Tractor Supply Co.	10,826	727,182
Ulta Salon Cosmetics & Fragrance, Inc.(a)	9,297	1,110,620

		18,298,432

Consumer Staples 11.35%
Archer-Daniels-Midland Co.	19,020	700,697
Beam, Inc.	8,331	538,599
Brown-Forman Corp. - Class B	7,728	526,509
Bunge, Ltd.	12,495	948,495
Costco Wholesale Corp.	7,875	906,570
The Estee Lauder Cos., Inc. - Class A	10,077	704,382
The Hershey Co.	6,009	555,833
Hormel Foods Corp.	18,004	758,329
The J.M. Smucker Co.	7,062	741,792
Monster Beverage Corp.(a)	13,629	712,115
The Procter & Gamble Co.	6,254	472,740
Tyson Foods, Inc. - Class A	18,269	516,647
Wal-Mart Stores, Inc.	6,544	483,994

		8,566,702

Energy 8.41%
Apache Corp.	6,842	582,528
ConocoPhillips	12,194	847,605
Core Laboratories NV	4,043	684,116
Kinder Morgan, Inc.	24,437	869,224
National Oilwell Varco, Inc.	13,080	1,021,679
Occidental Petroleum Corp.	6,549	612,594
Oil States International, Inc.(a)	8,572	886,859
Rowan Cos. PLC - Class A(a)	22,877	840,043

		6,344,648

Financials 9.24%
Arch Capital Group, Ltd.(a)	15,470	837,391
Axis Capital Holdings, Ltd.	22,100	957,151

	Shares	Value
Financials (continued)
BB&T Corp.	15,749	$531,529
Cullen/Frost Bankers, Inc.	7,546	532,370
First Republic Bank	10,798	503,511
Loews Corp.	14,449	675,346
LPL Financial Holdings, Inc.	15,535	595,146
MSCI, Inc.(a)	18,702	752,943
Reinsurance Group of America, Inc.	15,590	1,044,374
US Bancorp	14,911	545,444

		6,975,205

Health Care 8.85%
AmerisourceBergen Corp.	10,644	650,348
Baxter International, Inc.	8,909	585,232
The Cooper Cos., Inc.	4,293	556,759
Endo Health Solutions, Inc.(a)	22,713	1,032,079
HCA Holdings, Inc.	16,007	684,299
Henry Schein, Inc.(a)	6,758	700,805
Illumina, Inc.(a)	6,407	517,878
Laboratory Corp. of America Holdings(a)	5,705	565,594
Mylan, Inc.(a)	20,224	771,950
ResMed, Inc.	11,664	616,092

		6,681,036

Industrials 11.83%
Cintas Corp.	16,274	833,229
Danaher Corp.	8,914	617,919
Equifax, Inc.	9,344	559,238
L-3 Communications Holdings, Inc.	11,998	1,133,811
Lockheed Martin Corp.	6,079	775,376
Northrop Grumman Corp.	6,042	575,561
Raytheon Co.	11,495	885,920
Southwest Airlines Co.	43,335	630,958
Stericycle, Inc.(a)	5,831	672,897
Verisk Analytics, Inc. - Class A(a)	11,078	719,627
Waste Connections, Inc.	19,903	903,795
Waste Management, Inc.	15,001	618,641

		8,926,972

Information Technology 18.86%
Adobe Systems, Inc.(a)	14,311	743,313
Akamai Technologies, Inc.(a)	15,664	809,829
Amdocs, Ltd.	15,688	574,808
Apple, Inc.	1,665	793,789
Automatic Data Processing, Inc.	6,896	499,133
Cisco Systems, Inc.	29,729	696,253
EMC Corp.	30,035	767,695
FactSet Research Systems, Inc.	6,767	738,280
Google, Inc. - Class A(a)	852	746,275
IAC/InterActiveCorp	18,774	1,026,375
Jack Henry & Associates, Inc.	13,442	693,742
Microsoft Corp.	17,881	595,616
Nuance Communications, Inc.(a)	38,202	714,186
NVIDIA Corp.	41,756	649,723
Symantec Corp.	37,303	923,249
Total System Services, Inc.	18,024	530,266

Annual Report | September 30, 2013	17

Schedule of Investments
Transparent Value Large-Cap Defensive Fund September 30, 2013

	Shares	Value
Information Technology (continued)
Vantiv, Inc. - Class A(a)	33,344	$931,631
VeriSign, Inc.(a)	19,572	996,019
Visa, Inc. - Class A	4,168	796,505

		14,226,687

Materials 2.26%
Ecolab, Inc.	6,228	615,077
FMC Corp.	8,264	592,694
Praxair, Inc.	4,149	498,752

		1,706,523

Telecommunication Services 2.91%
SBA Communications Corp. - Class A(a)	14,354	1,154,923
tw telecom, Inc.(a)	34,747	1,037,719

		2,192,642

Utilities 1.79%
AGL Resources, Inc.	12,195	561,336
Aqua America, Inc.	31,867	788,071

		1,349,407

TOTAL COMMON STOCKS (Cost $72,720,516)		75,268,254

EXCHANGE TRADED FUNDS 0.18%
SPDR® S&P 500® ETF Trust	811	136,329

TOTAL EXCHANGE TRADED FUNDS (Cost $136,752)		136,329

Total Investments - 99.93% (Cost $72,857,268)		75,404,583

Other Assets in Excess of Liabilities - 0.07%		51,682

NET ASSETS - 100.00%		$75,456,265

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a

Public Limited Liability Corporation

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

18

Schedule of Investments
Transparent Value Large-Cap Market Fund September 30, 2013

	Shares	Value

COMMON STOCKS 99.91%
Consumer Discretionary 28.23%
Amazon.com, Inc.(a)	4,630	$1,447,523
AMC Networks, Inc. - Class A(a)	19,076	1,306,325
AutoNation, Inc.(a)	27,423	1,430,658
Bed Bath & Beyond, Inc.(a)	18,369	1,421,026
Carter’s, Inc.	16,411	1,245,431
DIRECTV(a)	24,191	1,445,412
Dollar Tree, Inc.(a)	27,871	1,593,106
Family Dollar Stores, Inc.	11,804	850,124
Groupon, Inc.(a)	109,613	1,228,762
Harley-Davidson, Inc.	16,247	1,043,707
Liberty Global PLC - Class A(a)	10,703	849,283
Liberty Interactive Corp. - Class A(a)	65,852	1,545,546
Macy’s, Inc.	20,548	889,112
Michael Kors Holdings, Ltd.(a)	23,874	1,779,090
NIKE, Inc. - Class B	19,262	1,399,192
PetSmart, Inc.	22,140	1,688,396
Polaris Industries, Inc.	9,228	1,192,073
priceline.com, Inc.(a)	1,436	1,451,724
Ross Stores, Inc.	19,932	1,451,050
Scripps Networks Interactive, Inc. - Class A	22,759	1,777,706
Tiffany & Co.	13,269	1,016,671
TJX Cos., Inc.	26,674	1,504,147
Tractor Supply Co.	16,644	1,117,977
TripAdvisor, Inc.(a)	10,932	829,083
Under Armour, Inc. - Class A(a)	18,855	1,498,030
Williams-Sonoma, Inc.	28,190	1,584,278

		34,585,432

Consumer Staples 7.10%
Archer-Daniels-Midland Co.	29,421	1,083,870
CVS Caremark Corp.	22,207	1,260,247
Flowers Foods, Inc.	40,415	866,498
Green Mountain Coffee Roasters, Inc.(a)	15,937	1,200,534
The Hershey Co.	9,295	859,787
Hormel Foods Corp.	27,850	1,173,042
Lorillard, Inc.	25,905	1,160,026
Whole Foods Market, Inc.	18,630	1,089,855

		8,693,859

Energy 9.37%
Apache Corp.	10,678	909,125
ConocoPhillips	18,994	1,320,273
Core Laboratories NV	6,254	1,058,239
EQT Corp.	11,614	1,030,394
Murphy Oil Corp.	23,284	1,404,491
National Oilwell Varco, Inc.	20,115	1,571,183
Oasis Petroleum, Inc.(a)	40,388	1,984,262
SM Energy Co.	17,531	1,353,218
Southwestern Energy Co.(a)	23,369	850,164

		11,481,349

Financials 11.14%
Aflac, Inc.	19,807	1,227,836

	Shares	Value

Financials (continued)
American Express Co.	14,263	$1,077,142
Arch Capital Group, Ltd.(a)	24,047	1,301,664
Arthur J Gallagher & Co.	26,769	1,168,467
Berkshire Hathaway, Inc. - Class B(a)	7,352	834,525
Capital One Financial Corp.	14,808	1,017,902
CIT Group, Inc.(a)	17,767	866,497
McGraw Hill Financial, Inc.	20,109	1,318,949
MSCI, Inc.(a)	28,768	1,158,200
Regions Financial Corp.	125,704	1,164,019
Reinsurance Group of America, Inc.	24,115	1,615,464
Wells Fargo & Co.	21,734	898,049

		13,648,714

Health Care 7.49%
AbbVie, Inc.	32,421	1,450,192
Actavis, Inc.(a)	7,160	1,031,040
The Cooper Cos., Inc.	6,641	861,271
Covance, Inc.(a)	13,331	1,152,598
Endo Health Solutions, Inc.(a)	35,132	1,596,398
Henry Schein, Inc.(a)	10,453	1,083,976
Illumina, Inc.(a)	9,982	806,845
Mylan, Inc.(a)	31,283	1,194,072

		9,176,392

Industrials 16.28%
AGCO Corp.	21,548	1,301,930
The Boeing Co.	12,937	1,520,097
Chicago Bridge & Iron Co. NV	24,072	1,631,359
Cintas Corp.	25,341	1,297,459
Illinois Tool Works, Inc.	12,077	921,113
L-3 Communications Holdings, Inc.	18,681	1,765,354
Lockheed Martin Corp.	9,361	1,193,996
Precision Castparts Corp.	4,149	942,819
Raytheon Co.	17,724	1,365,989
Snap-on, Inc.	14,397	1,432,502
Southwest Airlines Co.	67,563	983,717
Stericycle, Inc.(a)	9,054	1,044,832
Towers Watson & Co. - Class A	10,775	1,152,494
Wabtec Corp.	16,548	1,040,373
Waste Connections, Inc.	30,787	1,398,038
Waste Management, Inc.	23,205	956,974

		19,949,046

Information Technology 15.15%
Adobe Systems, Inc.(a)	22,137	1,149,796
Akamai Technologies, Inc.(a)	24,230	1,252,691
Alliance Data Systems Corp.(a)	7,703	1,628,954
CA, Inc.	38,372	1,138,497
Cisco Systems, Inc.	45,985	1,076,969
Electronic Arts, Inc.(a)	38,724	989,398
Facebook, Inc. - Class A(a)	26,842	1,348,542
Gartner, Inc.(a)	19,054	1,143,240
IAC/InterActiveCorp	29,039	1,587,562
Jack Henry & Associates, Inc.	20,792	1,073,075
Leidos Holdings, Inc.	24,346	1,108,207
Mastercard, Inc. - Class A	1,490	1,002,442

Annual Report | September 30, 2013	19

Schedule of Investments
Transparent Value Large-Cap Market Fund September 30, 2013

	Shares	Value

Information Technology (continued)
Microsoft Corp.	28,036	$933,879
Science Applications International Corp.(a)	13,912	469,520
Symantec Corp.	57,701	1,428,100
Visa, Inc. - Class A	6,448	1,232,213

		18,563,085

Materials 2.37%
Ecolab, Inc.	9,633	951,355
FMC Corp.	12,783	916,797
Packaging Corp. of America	18,195	1,038,752

		2,906,904

Telecommunication Services 1.31%
tw telecom, Inc.(a)	53,748	1,605,184

Utilities 1.47%
AGL Resources, Inc.	19,062	877,424
OGE Energy Corp.	25,404	916,830

		1,794,254

TOTAL COMMON STOCKS (Cost $117,140,670)		122,404,219

EXCHANGE TRADED FUNDS 0.08%
SPDR® S&P 500® ETF Trust	600	100,860

TOTAL EXCHANGE TRADED FUNDS (Cost $102,303)		100,860

Total Investments - 99.99% (Cost $117,242,973)		122,505,079

Other Assets in Excess of Liabilities - 0.01%		11,755

NET ASSETS - 100.00%		$122,516,834

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a Public

Limited Liability Corporation

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

20

Schedule of Investments
Transparent Value Dividend Fund September 30, 2013

	Shares	Value
COMMON STOCKS 98.79%
Consumer Discretionary 11.36%
American Eagle Outfitters, Inc.	38,644	$540,630
Coach, Inc.	7,592	413,992
Comcast Corp. - Class A	6,692	302,144
Darden Restaurants, Inc.	16,793	777,348
Expedia, Inc.	3,945	204,312
Foot Locker, Inc.	12,234	415,222
The Gap, Inc.	7,713	310,680
The Home Depot, Inc.	4,510	342,083
Lear Corp.	2,231	159,673
Marriott International, Inc. - Class A	6,388	268,679
NIKE, Inc. - Class B	3,096	224,893
Nordstrom, Inc.	6,110	343,382
PetSmart, Inc.	2,085	159,002
Ross Stores, Inc.	2,274	165,547
TJX Cos., Inc.	3,231	182,196
Williams-Sonoma, Inc.	6,397	359,511

		5,169,294

Consumer Staples 4.08%
Bunge, Ltd.	3,249	246,631
Costco Wholesale Corp.	1,505	173,256
CVS Caremark Corp.	4,217	239,315
Herbalife, Ltd.	9,601	669,862
Hormel Foods Corp.	6,148	258,954
The Kroger Co.	6,730	271,488

		1,859,506

Energy 11.15%
Chesapeake Energy Corp.	7,973	206,341
ConocoPhillips	9,635	669,729
Helmerich & Payne, Inc.	7,656	527,881
HollyFrontier Corp.	10,171	428,301
Kinder Morgan, Inc.	19,411	690,449
Marathon Oil Corp.	9,685	337,813
Marathon Petroleum Corp.	5,484	352,731
Murphy Oil Corp.	5,411	326,391
National Oilwell Varco, Inc.	2,844	222,145
Oceaneering International, Inc.	2,213	179,784
Tesoro Corp.	7,734	340,141
Valero Energy Corp.	11,457	391,257
Western Refining, Inc.	13,423	403,227

		5,076,190

Financials 51.96%
Alexandria Real Estate Equities, Inc., REIT	11,434	730,061
American Campus Communities, Inc., REIT	20,304	693,382
Apartment Investment & Management Co., REIT - Class A	20,103	561,678
AvalonBay Communities, Inc., REIT	4,356	553,604
Axis Capital Holdings, Ltd.	8,640	374,198
BioMed Realty Trust, Inc., REIT	44,039	818,685
Boston Properties, Inc., REIT	3,957	423,003
BRE Properties, Inc., REIT	10,605	538,310

	Shares	Value
Financials (continued)
Camden Property Trust, REIT	10,520	$646,349
Digital Realty Trust, Inc., REIT	17,464	927,338
Discover Financial Services	5,327	269,227
Equity Lifestyle Properties, Inc., REIT	13,486	460,817
Equity Residential, REIT	9,149	490,112
Essex Property Trust, Inc., REIT	3,687	544,570
Extra Space Storage, Inc., REIT	14,611	668,453
Federal Realty Investment Trust, REIT	5,211	528,656
First Niagara Financial Group, Inc.	49,648	514,850
HCP, Inc., REIT	20,573	842,464
Health Care REIT, Inc.	13,364	833,646
Home Properties, Inc., REIT	13,563	783,263
Hospitality Properties Trust, REIT	42,419	1,200,458
Kilroy Realty Corp., REIT	9,391	469,080
Liberty Property Trust, REIT	25,792	918,195
Mid-America Apartment Communities, Inc., REIT	11,757	734,812
Moody’s Corp.	3,724	261,909
National Retail Properties, Inc., REIT	28,219	897,929
Omega Healthcare Investors, Inc., REIT	38,623	1,153,669
Piedmont Office Realty Trust, Inc., REIT - Class A	43,839	761,045
Prudential Financial, Inc.	4,218	328,920
Rayonier, Inc., REIT	10,467	582,489
Reinsurance Group of America, Inc.	4,454	298,373
RenaissanceRe Holdings, Ltd.	2,331	211,025
RLJ Lodging Trust, REIT	24,132	566,861
Senior Housing Properties Trust, REIT	50,666	1,182,544
Simon Property Group, Inc., REIT	3,472	514,655
SL Green Realty Corp., REIT	2,771	246,176
Tanger Factory Outlet Centers, REIT	14,662	478,714
Taubman Centers, Inc., REIT	7,161	482,007
WR Berkley Corp.	3,701	158,625

		23,650,152

Health Care 0.59%
Amgen, Inc.	2,382	266,641

Industrials 8.41%
The Babcock & Wilcox Co.	4,842	163,272
The Boeing Co.	2,724	320,070
Deere & Co.	4,706	383,021
Fluor Corp.	2,347	166,543
ITT Corp.	5,523	198,552
Joy Global, Inc.	4,270	217,941
L-3 Communications Holdings, Inc.	4,167	393,781
Lockheed Martin Corp.	4,757	606,755
MSC Industrial Direct Co. - Class A	3,130	254,626
Raytheon Co.	6,127	472,208
Snap-on, Inc.	2,637	262,382
Trinity Industries, Inc.	5,068	229,834
Waste Connections, Inc.	3,484	158,208

		3,827,193

Annual Report | September 30, 2013	21

Schedule of Investments
Transparent Value Dividend Fund September 30, 2013

	Shares	Value
Information Technology 4.74%
Apple, Inc.	844	$402,377
FactSet Research Systems, Inc.	1,979	215,909
IAC/InterActiveCorp	5,836	319,054
Leidos Holdings, Inc.	8,566	389,913
National Instruments Corp.	10,881	336,549
QUALCOMM, Inc.	4,847	326,494
Science Applications International Corp.(a)	4,895	165,197

		2,155,493

Materials 0.62%
Monsanto Co.	2,701	281,903

Telecommunication Services 2.29%
Telephone & Data Systems, Inc.	10,400	307,320
Verizon Communications, Inc.	15,761	735,408

		1,042,728

Utilities 3.59%
Aqua America, Inc.	16,524	408,639
Edison International	10,702	492,934
Vectren Corp.	21,920	731,032

		1,632,605

TOTAL COMMON STOCKS (Cost $43,689,389)		44,961,705

EXCHANGE TRADED FUNDS 0.55%
iShares® Dow Jones Select Dividend Index Fund	3,791	251,495

TOTAL EXCHANGE TRADED FUNDS (Cost $251,533)		251,495

Total Investments - 99.34% (Cost $43,940,922)		45,213,200

Other Assets in Excess of Liabilities - 0.66%		298,518

NET ASSETS - 100.00%		$45,511,718

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

22

Schedule of Investments
Transparent Value Large-Cap Core Fund September 30, 2013

	Shares	Value
COMMON STOCKS 99.70%
Consumer Discretionary 22.60%
Abercrombie & Fitch Co. - Class A	3,933	$139,110
AutoNation, Inc.(a)	3,292	171,744
Bed Bath & Beyond, Inc.(a)	2,206	170,656
Chipotle Mexican Grill, Inc.(a)	409	175,338
Coach, Inc.	3,344	182,348
Comcast Corp. - Class A	3,583	161,773
Darden Restaurants, Inc.	4,019	186,040
Dillard’s, Inc. - Class A	2,387	186,902
Dollar Tree, Inc.(a)	3,369	192,572
Expedia, Inc.	3,789	196,232
Fossil Group, Inc.(a)	1,345	156,343
Lamar Advertising Co. - Class A(a)	4,461	209,801
Lear Corp.	2,171	155,379
Liberty Interactive Corp. - Class A(a)	8,038	188,652
MGM Resorts International(a)	8,353	170,735
NIKE, Inc. - Class B	2,321	168,598
Nordstrom, Inc.	3,349	188,214
PetSmart, Inc.	2,667	203,385
priceline.com, Inc.(a)	173	174,894
Ross Stores, Inc.	2,389	173,919
Scripps Networks Interactive, Inc. - Class A	2,721	212,537
TJX Cos., Inc.	3,205	180,730

		3,945,902

Consumer Staples 5.10%
Bunge, Ltd.	2,330	176,870
Costco Wholesale Corp.	1,468	168,996
Green Mountain Coffee Roasters, Inc.(a)	1,913	144,106
Herbalife, Ltd.	3,768	262,894
The J.M. Smucker Co.	1,309	137,497

		890,363

Energy 13.30%
ConocoPhillips	2,278	158,344
Ensco PLC - Class A	3,405	183,019
Helmerich & Payne, Inc.	2,788	192,232
HollyFrontier Corp.	4,680	197,075
Kinder Morgan, Inc.	4,554	161,986
Marathon Oil Corp.	5,643	196,828
Murphy Oil Corp.	2,795	168,594
National Oilwell Varco, Inc.	2,424	189,339
Oasis Petroleum, Inc.(a)	4,872	239,361
Oceaneering International, Inc.	2,118	172,066
Oil States International, Inc.(a)	1,602	165,743
Tesoro Corp.	3,436	151,115
Valero Energy Corp.	4,287	146,401

		2,322,103

Financials 27.68%
Aflac, Inc.	2,390	148,156
Alexandria Real Estate Equities, Inc., REIT	2,656	169,586

	Shares	Value
Financials (continued)
Apartment Investment & Management Co., REIT - Class A	5,345	$149,339
Arch Capital Group, Ltd.(a)	2,893	156,598
Arthur J Gallagher & Co.	3,238	141,339
Axis Capital Holdings, Ltd.	4,135	179,087
Boston Properties, Inc., REIT	1,453	155,326
Brown & Brown, Inc.	4,283	137,484
Camden Property Trust, REIT	2,680	164,659
Discover Financial Services	3,137	158,544
Equity Residential, REIT	3,273	175,335
Extra Space Storage, Inc., REIT	3,956	180,987
Fidelity National Financial, Inc. - Class A	5,772	153,535
HCP, Inc., REIT	4,072	166,748
Health Care REIT, Inc.	2,804	174,914
Jones Lang LaSalle, Inc.	1,921	167,703
Kilroy Realty Corp., REIT	3,454	172,527
Liberty Property Trust, REIT	4,967	176,825
Moody’s Corp.	2,356	165,698
National Retail Properties, Inc., REIT	5,826	185,383
Prudential Financial, Inc.	1,893	147,616
Realty Income Corp., REIT	3,720	147,870
Regions Financial Corp.	15,259	141,298
Reinsurance Group of America, Inc.	2,912	195,075
Senior Housing Properties Trust, REIT	6,624	154,604
Simon Property Group, Inc., REIT	1,186	175,801
The Travelers Cos., Inc.	1,669	141,481
UDR, Inc., REIT	5,839	138,384
Weyerhaeuser Co., REIT	5,263	150,680
WR Berkley Corp.	3,758	161,068

		4,833,650

Health Care 4.48%
Allergan, Inc.	1,991	180,086
Celgene Corp.(a)	1,370	210,884
Intuitive Surgical, Inc.(a)	547	205,820
Regeneron Pharmaceuticals, Inc.(a)	593	185,532

		782,322

Industrials 13.99%
AGCO Corp.	2,596	156,850
The Boeing Co.	1,559	183,182
Chicago Bridge & Iron Co. NV	2,918	197,753
Cintas Corp.	3,041	155,699
Deere & Co.	2,499	203,394
JB Hunt Transport Services, Inc.	2,158	157,383
Joy Global, Inc.	3,576	182,519
L-3 Communications Holdings, Inc.	2,229	210,641
MSC Industrial Direct Co. - Class A	1,894	154,077
Oshkosh Corp.(a)	3,236	158,499
Quanta Services, Inc.(a)	6,857	188,636
Raytheon Co.	2,136	164,622
Snap-on, Inc.	1,734	172,533
Tyco International, Ltd.	4,502	157,480

		2,443,268

Annual Report | September 30, 2013	23

Schedule of Investments
Transparent Value Large-Cap Core Fund September 30, 2013

	Shares	Value
Information Technology 8.67%
Alliance Data Systems Corp.(a)	926	$195,821
CA, Inc.	4,654	138,084
Cadence Design Systems, Inc.(a)	14,361	193,873
Cognizant Technology Solutions Corp. - Class A(a)	2,398	196,924
FleetCor Technologies, Inc.(a)	1,899	209,194
IAC/InterActiveCorp	3,495	191,072
Leidos Holdings, Inc.	2,967	135,069
QUALCOMM, Inc.	2,936	197,769
Science Applications International Corp.(a)	1,696	57,226

		1,515,032

Materials 1.02%
CF Industries Holdings, Inc.	843	177,730

Telecommunication Services 1.05%
Verizon Communications, Inc.	3,933	183,514

Utilities 1.81%
Edison International	3,769	173,600
Pinnacle West Capital Corp.	2,592	141,886

		315,486

TOTAL COMMON STOCKS (Cost $16,019,774)		17,409,370

EXCHANGE TRADED FUNDS 0.34%
SPDR® S&P 500® ETF Trust	350	58,835

TOTAL EXCHANGE TRADED FUNDS (Cost $58,613)		58,835

Total Investments - 100.04% (Cost $16,078,387)		17,468,205

Liabilities in Excess of Other Assets - (0.04%)		(6,584)

NET ASSETS - 100.00%		$17,461,621

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a Public Limited Liability Corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

24

Schedule of Investments
Transparent Value Large-Cap Growth Fund September 30, 2013

	Shares	Value
COMMON STOCKS 98.96%
Consumer Discretionary 20.92%
AutoNation, Inc.(a)	1,489	$77,681
Bed Bath & Beyond, Inc.(a)	997	77,128
Chipotle Mexican Grill, Inc.(a)	185	79,309
Coach, Inc.	1,521	82,940
Comcast Corp. - Class A	1,594	71,969
Dick’s Sporting Goods, Inc.	1,226	65,444
Discovery Communications, Inc. - Class A(a)	799	67,452
Dollar Tree, Inc.(a)	1,524	87,112
Fossil Group, Inc.(a)	592	68,814
NIKE, Inc. - Class B	1,057	76,780
Nordstrom, Inc.	1,523	85,593
PetSmart, Inc.	1,206	91,970
Polaris Industries, Inc.	506	65,365
priceline.com, Inc.(a)	77	77,843
PulteGroup, Inc.	3,359	55,423
Ross Stores, Inc.	1,082	78,770
Scripps Networks Interactive, Inc. - Class A	1,235	96,466
Starwood Hotels & Resorts Worldwide, Inc.	807	53,625
TJX Cos., Inc.	1,448	81,653
Tractor Supply Co.	880	59,110

		1,500,447

Consumer Staples 5.24%
Costco Wholesale Corp.	673	77,476
The Estee Lauder Cos., Inc. - Class A	846	59,135
Green Mountain Coffee Roasters, Inc.(a)	865	65,161
Herbalife, Ltd.	1,629	113,655
Monster Beverage Corp.(a)	1,153	60,244

		375,671

Energy 15.32%
Baker Hughes, Inc.	1,144	56,170
Core Laboratories NV	339	57,362
Ensco PLC - Class A	1,552	83,420
Helmerich & Payne, Inc.	1,261	86,946
Hess Corp.	697	53,906
HollyFrontier Corp.	2,090	88,010
Kinder Morgan, Inc.	2,086	74,199
National Oilwell Varco, Inc.	1,104	86,234
Oasis Petroleum, Inc.(a)	2,139	105,089
Oceaneering International, Inc.	967	78,559
Oil States International, Inc.(a)	733	75,836
Schlumberger, Ltd.	616	54,430
Superior Energy Services, Inc.(a)	2,351	58,869
Tesoro Corp.	1,581	69,532
Whiting Petroleum Corp.(a)	1,168	69,905

		1,098,467

Financials 10.70%
American Express Co.	774	58,453
Boston Properties, Inc., REIT	664	70,982

	Shares	Value
Financials (continued)
CBRE Group, Inc. - Class A(a)	2,877	$66,545
Corrections Corp. of America, REIT	1,499	51,790
Discover Financial Services	1,432	72,373
Extra Space Storage, Inc., REIT	1,791	81,938
Jones Lang LaSalle, Inc.	874	76,300
McGraw Hill Financial, Inc.	1,091	71,559
Moody’s Corp.	1,047	73,636
MSCI, Inc.(a)	1,570	63,208
Simon Property Group, Inc., REIT	541	80,192

		766,976

Health Care 6.42%
Allergan, Inc.	883	79,867
Baxter International, Inc.	755	49,596
Celgene Corp.(a)	611	94,051
Edwards Lifesciences Corp.(a)	865	60,230
Intuitive Surgical, Inc.(a)	245	92,186
Regeneron Pharmaceuticals, Inc.(a)	271	84,788

		460,718

Industrials 22.00%
AGCO Corp.	1,179	71,235
The Boeing Co.	712	83,660
Caterpillar, Inc.	596	49,689
CH Robinson Worldwide, Inc.	1,047	62,359
Chicago Bridge & Iron Co. NV	1,320	89,456
Danaher Corp.	752	52,129
Deere & Co.	1,144	93,110
Fastenal Co.	1,318	66,230
Hertz Global Holdings, Inc.(a)	2,043	45,273
JB Hunt Transport Services, Inc.	962	70,159
Joy Global, Inc.	1,632	83,297
Kirby Corp.(a)	689	59,633
MSC Industrial Direct Co. - Class A	862	70,124
Nordson Corp.	733	53,971
Precision Castparts Corp.	227	51,583
Quanta Services, Inc.(a)	3,199	88,004
Robert Half International, Inc.	1,547	60,379
Stanley Black & Decker, Inc.	589	53,346
Towers Watson & Co. - Class A	585	62,572
TransDigm Group, Inc.	453	62,831
Union Pacific Corp.	391	60,738
United Rentals, Inc.(a)	1,207	70,356
Verisk Analytics, Inc. - Class A(a)	937	60,868
Wabtec Corp.	898	56,457

		1,577,459

Information Technology 16.27%
Accenture PLC - Class A	916	67,454
Alliance Data Systems Corp.(a)	418	88,395
Apple, Inc.	139	66,268
Cisco Systems, Inc.	2,496	58,456
Cognizant Technology Solutions Corp. - Class A(a)	1,080	88,690
Electronic Arts, Inc.(a)	2,131	54,447
EMC Corp.	2,472	63,184

Annual Report | September 30, 2013	25

Schedule of Investments
Transparent Value Large-Cap Growth Fund September 30, 2013

	Shares	Value
Information Technology (continued)
F5 Networks, Inc.(a)	619	$53,086
FactSet Research Systems, Inc.	573	62,514
FleetCor Technologies, Inc.(a)	865	95,289
Gartner, Inc.(a)	1,034	62,040
IAC/InterActiveCorp	1,555	85,012
Intuit, Inc.	865	57,358
Mastercard, Inc. - Class A	80	53,822
NVIDIA Corp.	3,507	54,569
QUALCOMM, Inc.	1,326	89,319
Visa, Inc. - Class A	350	66,885

		1,166,788

Materials 2.09%
CF Industries Holdings, Inc.	377	79,483
Monsanto Co.	672	70,137

		149,620

TOTAL COMMON STOCKS (Cost $6,349,372)		7,096,146

EXCHANGE TRADED FUNDS 0.59%
iShares® S&P 500® Growth Index Fund	478	42,714

TOTAL EXCHANGE TRADED FUNDS (Cost $43,111)		42,714

Total Investments - 99.55% (Cost $6,392,483)		7,138,860

Other Assets in Excess of Liabilities - 0.45%		32,072

NET ASSETS - 100.00%		$7,170,932

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a Public Limited Liability Corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Financial Statements.

26

Schedule of Investments
Transparent Value Large-Cap Value Fund September 30, 2013

	Shares	Value
COMMON STOCKS 99.38%
Consumer Discretionary 18.49%
Abercrombie & Fitch Co. - Class A	1,344	$47,537
Darden Restaurants, Inc.	1,452	67,213
Dillard’s, Inc. - Class A	812	63,580
Expedia, Inc.	1,281	66,343
Ford Motor Co.	2,375	40,066
International Game Technology	1,939	36,705
Kohl’s Corp.	909	47,041
Lamar Advertising Co. - Class A(a)	1,513	71,157
Lear Corp.	739	52,890
Liberty Interactive Corp. - Class A(a)	2,692	63,181
Macy’s, Inc.	851	36,823
MGM Resorts International(a)	2,847	58,193
Omnicom Group, Inc.	696	44,154
Royal Caribbean Cruises, Ltd.	947	36,251
Signet Jewelers, Ltd.	632	45,283
Staples, Inc.	2,725	39,921
Time Warner, Inc.	657	43,237
TRW Automotive Holdings Corp.(a)	537	38,294

		897,869

Consumer Staples 5.45%
Beam, Inc.	526	34,006
Bunge, Ltd.	790	59,969
Ingredion, Inc.	705	46,650
The J.M. Smucker Co.	446	46,848
Sysco Corp.	1,399	44,530
Tyson Foods, Inc. - Class A	1,163	32,889

		264,892

Energy 7.08%
Apache Corp.	436	37,121
ConocoPhillips	776	53,940
Marathon Oil Corp.	1,934	67,458
Murphy Oil Corp.	951	57,364
Nabors Industries, Ltd.	2,431	39,042
Occidental Petroleum Corp.	416	38,913
Valero Energy Corp.	1,461	49,893

		343,731

Financials 40.39%
Aflac, Inc.	809	50,150
Alexandria Real Estate Equities, Inc., REIT	919	58,678
Apartment Investment & Management Co., REIT - Class A	1,845	51,549
Arch Capital Group, Ltd.(a)	983	53,210
Arthur J Gallagher & Co.	1,094	47,753
Axis Capital Holdings, Ltd.	1,412	61,154
Brown & Brown, Inc.	1,448	46,481
Camden Property Trust, REIT	931	57,201
Capital One Financial Corp.	605	41,588
Cincinnati Financial Corp.	918	43,293
Citigroup, Inc.	760	36,868
DDR Corp., REIT	2,350	36,918
Equity Residential, REIT	1,116	59,784

	Shares	Value
Financials (continued)
Fidelity National Financial, Inc. - Class A	1,985	$52,801
General Growth Properties, Inc., REIT	2,431	46,894
The Goldman Sachs Group, Inc.	214	33,857
Hartford Financial Services Group, Inc.	1,287	40,051
HCP, Inc., REIT	1,415	57,944
Health Care REIT, Inc.	968	60,384
Kilroy Realty Corp., REIT	1,181	58,991
Kimco Realty Corp., REIT	2,263	45,667
Liberty Property Trust, REIT	1,715	61,054
Loews Corp.	913	42,674
National Retail Properties, Inc., REIT	2,009	63,926
Principal Financial Group, Inc.	948	40,593
Prudential Financial, Inc.	643	50,141
Realty Income Corp., REIT	1,273	50,602
Regency Centers Corp., REIT	875	42,306
Regions Financial Corp.	5,139	47,587
Reinsurance Group of America, Inc.	985	65,985
Senior Housing Properties Trust, REIT	2,310	53,915
The Travelers Cos., Inc.	567	48,065
UDR, Inc., REIT	2,018	47,827
US Bancorp	948	34,678
Vornado Realty Trust, REIT	461	38,752
Weingarten Realty Investors, REIT	1,496	43,878
Wells Fargo & Co.	888	36,692
Weyerhaeuser Co., REIT	1,815	51,963
WR Berkley Corp.	1,264	54,175
XL Group PLC	1,483	45,706

		1,961,735

Industrials 10.23%
Carlisle Cos., Inc.	497	34,934
Cintas Corp.	1,036	53,043
General Electric Co.	1,533	36,623
L-3 Communications Holdings, Inc.	763	72,103
Northrop Grumman Corp.	388	36,961
Oshkosh Corp.(a)	1,106	54,172
Raytheon Co.	742	57,186
Snap-on, Inc.	588	58,506
Tyco International, Ltd.	1,547	54,114
Waste Management, Inc.	948	39,096

		496,738

Information Technology 6.79%
CA, Inc.	1,568	46,523
Cadence Design Systems, Inc.(a)	4,908	66,258
Corning, Inc.	2,501	36,490
Leidos Holdings, Inc.	1,009	45,918
LSI Corp.	5,145	40,234
Maxim Integrated Products, Inc.	1,416	42,197
Science Applications International Corp.(a)	576	19,454
The Western Union Co.	1,756	32,767

		329,841

Annual Report | September 30, 2013	27

Schedule of Investments
Transparent Value Large-Cap Value Fund September 30, 2013

	Shares	Value
Materials 1.57%
Eastman Chemical Co.	432	$33,653
Packaging Corp. of America	743	42,418

		76,071

Telecommunication Services 2.23%
AT&T, Inc.	1,337	45,217
Verizon Communications, Inc.	1,354	63,178

		108,395

Utilities 7.15%
AGL Resources, Inc.	779	35,857
DTE Energy Co.	647	42,689
Edison International	1,284	59,141
Integrys Energy Group, Inc.	643	35,937
Pinnacle West Capital Corp.	894	48,938
Westar Energy, Inc.	1,451	44,473
Wisconsin Energy Corp.	1,008	40,703
Xcel Energy, Inc.	1,441	39,786

		347,524

TOTAL COMMON STOCKS (Cost $4,510,955)		4,826,796

Total Investments - 99.38% (Cost $4,510,955)		4,826,796

Other Assets in Excess of Liabilities - 0.62%		30,343

NET ASSETS - 100.00%		$4,857,139

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

28

Schedule of Investments
Transparent Value Directional Allocation Fund September 30, 2013

	Shares	Value
COMMON STOCKS 94.47%
Consumer Discretionary 26.61%
Amazon.com, Inc.(a)	24,977	$7,808,809
AMC Networks, Inc. - Class A(a)	102,900	7,046,592
AutoNation, Inc.(a)	147,931	7,717,560
Bed Bath & Beyond, Inc.(a)	99,090	7,665,602
Carter’s, Inc.	88,525	6,718,162
DIRECTV(a)	130,495	7,797,076
Dollar Tree, Inc.(a)	151,458	8,657,339
Fossil Group, Inc.(a)	62,315	7,243,496
The Gap, Inc.	178,934	7,207,462
Groupon, Inc.(a)	594,394	6,663,157
Lear Corp.	100,507	7,193,286
Liberty Interactive Corp. - Class A(a)	721,326	16,929,521
MGM Resorts International(a)	387,216	7,914,695
Michael Kors Holdings, Ltd.(a)	132,000	9,836,640
NIKE, Inc. - Class B	105,021	7,628,725
PetSmart, Inc.	120,222	9,168,130
priceline.com, Inc.(a)	7,748	7,832,841
Ross Stores, Inc.	218,336	15,894,861
Scripps Networks Interactive, Inc. - Class A	249,295	19,472,433
TJX Cos., Inc.	143,890	8,113,957
Under Armour, Inc. - Class A(a)	207,853	16,513,921
Williams-Sonoma, Inc.	313,024	17,591,949

		218,616,214

Consumer Staples 5.12%
CVS Caremark Corp.	248,734	14,115,654
Green Mountain Coffee Roasters, Inc.(a)	174,570	13,150,358
Hormel Foods Corp.	150,231	6,327,730
The Kroger Co.	209,809	8,463,695

		42,057,437

Energy 11.60%
Chesapeake Energy Corp.	296,778	7,680,615
ConocoPhillips	102,462	7,122,134
EOG Resources, Inc.	55,841	9,452,764
Murphy Oil Corp.	255,054	15,384,857
National Oilwell Varco, Inc.	109,687	8,567,651
Oasis Petroleum, Inc.(a)	217,863	10,703,609
Oceaneering International, Inc.	99,079	8,049,178
Pioneer Natural Resources Co.	34,507	6,514,922
SM Energy Co.	194,410	15,006,508
Weatherford International, Ltd.(a)	443,421	6,797,644

		95,279,882

Financials 9.54%
Aflac, Inc.	216,970	13,449,970
Arch Capital Group, Ltd.(a)	129,715	7,021,473
Discover Financial Services	146,649	7,411,640
McGraw Hill Financial, Inc.	220,272	14,447,641
Moody’s Corp.	109,724	7,716,889
Prudential Financial, Inc.	87,561	6,828,007
Regions Financial Corp.	1,376,931	12,750,381

	Shares	Value
Financials (continued)
Reinsurance Group of America, Inc	130,084	$8,714,327

		78,340,328

Health Care 11.33%
AbbVie, Inc.	355,135	15,885,189
Alexion Pharmaceuticals, Inc.(a)	82,566	9,590,867
Amgen, Inc.	63,320	7,088,041
Celgene Corp.(a)	62,566	9,630,784
Covance, Inc.(a)	74,720	6,460,291
Endo Health Solutions, Inc.(a)	189,515	8,611,562
Incyte Corp., Ltd.(a)	171,522	6,543,564
Mylan, Inc.(a)	168,750	6,441,187
Pharmacyclics, Inc.(a)	58,158	8,050,230
Regeneron Pharmaceuticals, Inc.(a)	27,815	8,702,479
Vertex Pharmaceuticals, Inc.(a)	80,585	6,109,955

		93,114,149

Industrials 14.57%
AGCO Corp.	237,882	14,372,831
B/E Aerospace, Inc.(a)	123,039	9,082,739
The Boeing Co.	143,738	16,889,215
Chicago Bridge & Iron Co. NV	266,364	18,051,488
Cintas Corp.	136,696	6,998,835
Delta Air Lines, Inc.	282,587	6,666,227
L-3 Communications Holdings, Inc.	100,771	9,522,860
Oshkosh Corp.(a)	150,507	7,371,833
Raytheon Co.	97,964	7,550,086
Snap-on, Inc.	157,706	15,691,747
Waste Connections, Inc.	166,074	7,541,420

		119,739,281

Information Technology 14.65%
Akamai Technologies, Inc.(a)	130,705	6,757,448
Alliance Data Systems Corp.(a)	84,377	17,843,204
CA, Inc.	213,332	6,329,560
Facebook, Inc. - Class A(a)	294,028	14,771,967
FleetCor Technologies, Inc.(a)	88,592	9,759,295
IAC/InterActiveCorp	157,436	8,607,026
Leidos Holdings, Inc.	270,309	12,304,477
LinkedIn Corp. - Class A(a)	39,312	9,673,111
NCR Corp.(a)	213,325	8,449,803
SanDisk Corp.	106,698	6,349,598
Science Applications International Corp.(a)	154,462	5,213,107
Symantec Corp.	311,257	7,703,611
Visa, Inc. - Class A	34,785	6,647,414

		120,409,621

Telecommunication Services 1.05%
tw telecom, Inc.(a)	289,932	8,658,819

TOTAL COMMON STOCKS (Cost $737,303,216)		776,215,731

Annual Report | September 30, 2013	29

Schedule of Investments
Transparent Value Directional Allocation Fund September 30, 2013

	Shares	Value
EXCHANGE TRADED FUNDS 4.84%
SPDR® S&P 500® ETF Trust	236,473	$39,751,111

TOTAL EXCHANGE TRADED FUNDS (Cost $39,998,456)		39,751,111

Total Investments - 99.31% (Cost $777,301,672)		815,966,842

Other Assets in Excess of Liabilities - 0.69%		5,705,953

NET ASSETS - 100.00%		$821,672,795

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a

 Public Limited Liability Corporation

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

30

Statements of Assets and Liabilities
September 30, 2013

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund	Transparent Value Dividend Fund

ASSETS:
Investment securities, at cost	$55,111,842	$72,857,268	$117,242,973	$43,940,922

Investment securities, at value	$60,911,516	$75,404,583	$122,505,079	$45,213,200
Cash	116,530	9,373	106,772	402,417
Dividends receivable	32,056	52,262	75,895	91,826
Receivable for securities sold	–	445,712	–	–
Receivable for capital shares sold	–	4,166	30,385	133,677
Other assets	24,735	27,274	32,201	19,095

Total Assets	61,084,837	75,943,370	122,750,332	45,860,215

LIABILITIES:
Loan payable	–	250,000	–	–
Interest due on loan payable	–	47	–	–
Payable for capital shares redeemed	518	706	56,927	14,542
Payable for securities purchased	–	118,031	–	242,349
Accrued expenses:
Payable for investment adviser fees	38,152	51,668	89,706	27,484
Payable for administration fees	3,426	4,246	6,294	2,750
Payable for distribution and services fees	8,745	20,581	33,150	19,630
Payable for trustees’ fees	3,281	3,281	3,281	3,281
Payable for Chief Compliance Officer fees	1,250	1,250	1,250	1,250
Accrued expenses and other payables	33,776	37,295	42,890	37,211

Total Liabilities	89,148	487,105	233,498	348,497

Net Assets	$60,995,689	$75,456,265	$122,516,834	$45,511,718

NET ASSETS CONSIST OF:
Paid-in capital	$44,717,800	$61,503,556	$93,659,464	$39,613,342
Undistributed net investment income	–	52,399	–	21,592
Accumulated net realized gain on investments	10,478,215	11,352,995	23,595,264	4,604,506
Net unrealized appreciation on investments	5,799,674	2,547,315	5,262,106	1,272,278

Net Assets	$60,995,689	$75,456,265	$122,516,834	$45,511,718

PRICING OF CLASS A SHARES:
Net assets	$3,282,952	$11,510,169	$29,504,201	$25,013,761
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	242,963	862,769	2,069,536	1,956,685

Net assets value, offering and redemption price per share	$13.51	$13.34	$14.26	$12.78

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$14.33	$14.15	$15.13	$13.56

PRICING OF CLASS C SHARES:
Net assets	$1,122,987	$11,429,460	$14,483,251	$8,215,255
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	83,641	855,833	1,017,800	645,524

Net assets value, offering and redemption price per share	$13.43	$13.35	$14.23	$12.73

PRICING OF CLASS F-1 SHARES:
Net assets	$30,359,317	$27,970,216	$35,741,386	$8,489,922
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	2,233,268	2,076,688	2,480,021	661,139

Net assets value, offering and redemption price per share	$13.59	$13.47	$14.41	$12.84

PRICING OF CLASS I SHARES:
Net assets	$26,230,433	$24,546,420	$42,787,996	$3,792,780
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,918,735	1,815,442	2,953,191	300,563

Net assets value, offering and redemption price per share	$13.67	$13.52	$14.49	$12.62

See Notes to Financial Statements.
Annual Report | September 30, 2013	31

Statements of Assets and Liabilities
September 30, 2013

	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund

ASSETS:
Investment securities, at cost	$16,078,387	$6,392,483	$4,510,955	$777,301,672

Investment securities, at value	$17,468,205	$7,138,860	$4,826,796	$815,966,842
Cash	47,671	74,629	36,688	21,908,220
Dividends receivable	18,241	3,381	9,384	506,525
Receivable for securities sold	264,158	–	–	–
Receivable for capital shares sold	235	150	–	9,343,267
Receivable due from Adviser	–	6,095	5,710	–
Other assets	17,052	15,593	14,713	52,641

Total Assets	17,815,562	7,238,708	4,893,291	847,777,495

LIABILITIES:
Loan payable	180,000	–	–	–
Interest due on loan payable	33	–	–	–
Payable for capital shares redeemed	66,814	30	–	3,089,291
Payable for securities purchased	58,613	29,203	–	21,990,999
Accrued expenses:
Payable for investment adviser fees	6,065	–	–	548,532
Payable for administration fees	1,356	922	846	35,379
Payable for distribution and services fees	4,798	1,865	1,124	251,373
Payable for trustees’ fees	3,281	3,281	3,281	3,281
Payable for Chief Compliance Officer fees	1,250	1,250	1,250	1,250
Accrued expenses and other payables	31,731	31,225	29,651	184,595

Total Liabilities	353,941	67,776	36,152	26,104,700

Net Assets	$17,461,621	$7,170,932	$4,857,139	$821,672,795

NET ASSETS CONSIST OF:
Paid-in capital	$13,034,702	$5,687,715	$3,877,170	$739,185,320
Undistributed net investment income	71,248	–	32,744	–
Accumulated net realized gain on investments	2,965,853	736,840	631,384	43,822,305
Net unrealized appreciation on investments	1,389,818	746,377	315,841	38,665,170

Net Assets	$17,461,621	$7,170,932	$4,857,139	$821,672,795

PRICING OF CLASS A SHARES:
Net assets	$8,097,257	$2,767,042	$1,307,504	$291,488,481
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	591,747	197,562	112,537	21,808,703

Net assets value, offering and redemption price per share	$13.68	$14.01	$11.62	$13.37

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$14.51	$14.86	$12.33	$14.19

PRICING OF CLASS C SHARES:
Net assets	$1,312,800	$756,385	$624,733	$161,227,969
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	96,610	54,746	54,183	12,144,932

Net assets value, offering and redemption price per share	$13.59	$13.82	$11.53	$13.28

PRICING OF CLASS F-1 SHARES:
Net assets	$594,745	$41,563	$14,726	$39,405,527
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	43,271	2,952	1,273	2,947,136

Net assets value, offering and redemption price per share	$13.74	$14.08	$11.56	$13.37

PRICING OF CLASS I SHARES:
Net assets	$7,456,819	$3,605,942	$2,910,176	$329,550,818
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	543,118	254,762	251,294	24,569,890

Net assets value, offering and redemption price per share	$13.73	$14.15	$11.58	$13.41

See Notes to Financial Statements.
32

Statements of Operations

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund	Transparent Value Dividend Fund

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2013	For the Year Ended September 30, 2013	For the Year Ended September 30, 2013

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $545, $–, $– and $–, respectively)	$751,334	$1,079,692	$1,741,633	$1,004,159

Total Investment Income	751,334	1,079,692	1,741,633	1,004,159

EXPENSES:

Investment Adviser fees	516,056	631,879	1,079,631	298,521
Distribution and service fees:
Class A	6,389	33,828	88,271	66,092
Class C	7,452	86,488	117,828	52,362
Class F-1	68,431	69,260	85,765	15,053
Administration fees	68,871	84,112	141,884	38,389
Interest Expense	4,052	4,631	10,795	1,517
Custody fees	13,189	13,315	17,259	16,474
Audit and Tax fees	24,630	24,630	24,603	24,753
Legal fees	22,755	27,619	47,201	13,393
Transfer agency fees	33,472	47,874	74,083	38,429
Trustee fees	14,319	14,319	14,319	14,319
Registration fees	52,121	54,030	54,442	56,317
Insurance fees	19,735	21,504	42,460	6,399
Printing fees	5,309	8,853	20,639	6,550
Chief Compliance Officer fees	15,000	15,000	15,000	15,000
Other expenses	13,504	13,891	15,774	12,601

Total Expenses Before Waivers and/or Reimbursements	885,285	1,151,233	1,849,954	676,169

Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(5,637)	(27,486)	(53,034)	(103,537)
Class C	(2,763)	(29,306)	(30,813)	(32,577)
Class F-1	(101,495)	(93,872)	(89,715)	(37,458)
Class I	(87,625)	(67,057)	(110,129)	(20,575)

Net Expenses	687,765	933,512	1,566,263	482,022

Net Investment Income	63,569	146,180	175,370	522,137

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	10,617,830	11,356,508	23,929,720	4,620,933
Net change in unrealized appreciation on investments	3,972,927	226,626	1,235,985	1,121,018

Net Realized and Unrealized Gain on Investments	14,590,757	11,583,134	25,165,705	5,741,951

Net Increase in Net Assets Resulting from Operations	$14,654,326	$11,729,314	$25,341,075	$6,264,088

See Notes to Financial Statements.
Annual Report | September 30, 2013	33

Statements of Operations

	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2013	For the Year Ended September 30, 2013	For the Year Ended September 30, 2013

INVESTMENT INCOME:

Dividends	$348,609	$77,719	$98,131	$3,299,200

Total Investment Income	348,609	77,719	98,131	3,299,200

EXPENSES:

Investment Adviser fees	162,557	52,815	38,137	2,828,217
Distribution and service fees:
Class A	38,955	6,201	3,754	474,658
Class C	11,881	3,068	3,457	519,774
Class F-1	947	36	18	52,597
Administration fees	24,423	10,153	8,558	270,619
Interest Expense	2,143	589	269	10,703
Custody fees	15,247	11,722	11,768	33,275
Audit and Tax fees	24,753	24,753	24,753	25,125
Legal fees	6,867	2,336	1,683	118,881
Transfer agency fees	40,947	30,323	28,353	142,943
Trustee fees	14,319	14,318	14,318	14,319
Registration fees	53,227	52,547	51,747	158,008
Insurance fees	4,914	2,307	2,326	20,999
Printing fees	3,739	750	546	51,326
Chief Compliance Officer fees	15,000	15,000	15,000	15,000
Other expenses	12,034	11,614	11,576	20,916

Total Expenses Before Waivers and/or Reimbursements	431,953	238,532	216,263	4,757,360

Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(115,679)	(61,466)	(38,366)	(152,624)
Class C	(13,180)	(9,242)	(14,175)	(74,178)
Class F-1	(4,200)	(427)	(286)	(30,027)
Class I	(52,426)	(94,089)	(111,792)	(142,057)

Net Expenses	246,468	73,308	51,644	4,358,474

Net Investment Income (Loss)	102,141	4,411	46,487	(1,059,274)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	2,986,234	861,004	637,528	45,027,766
Net change in unrealized appreciation on investments	1,309,161	766,172	218,463	38,299,353

Net Realized and Unrealized Gain on Investments	4,295,395	1,627,176	855,991	83,327,119

Net Increase in Net Assets Resulting from Operations	$4,397,536	$1,631,587	$902,478	$82,267,845

See Notes to Financial Statements.
34

Statements of Changes in Net Assets
Transparent Value Large-Cap Aggressive Fund

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

FROM OPERATIONS:
Net investment income	$63,569	$85,297
Net realized gain on investments	10,617,830	761,994
Net change in unrealized appreciation on investments	3,972,927	5,248,680

Net Increase in net assets resulting from operations	14,654,326	6,095,971

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(7,180)	–
From realized gains on investments	(19,498)	–
Class C:
Dividends from net investment income	(670)	–
From realized gains on investments	(4,409)	–
Class F-1:
Dividends from net investment income	(109,433)	–
From realized gains on investments	(268,163)	–
Class I:
Dividends from net investment income	(106,475)	–
From realized gains on investments	(229,178)	–

Decrease in net assets from distributions to shareholders	(745,006)	–

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,580,262	10,466,016
Net asset value of shares issued in reinvestment of distributions to shareholders	24,295	–
Payments for shares redeemed	(920,056)	(9,916,124)

Net increase in net assets from Class A capital share transactions	684,501	549,892

Class C Shares:
Proceeds from shares sold	942,056	397,810
Net asset value of shares issued in reinvestment of distributions to shareholders	4,335	–
Payments for shares redeemed	(410,850)	(47,991)

Net increase in net assets from Class C capital share transactions	535,541	349,819

Class F-1 Shares:
Proceeds from shares sold	84,240	57,173
Net asset value of shares issued in reinvestment of distributions to shareholders	5,949	–
Payments for shares redeemed	(1,864,608)	(2,075,029)

Net decrease in net assets from Class F-1 capital share transactions	(1,774,419)	(2,017,856)

Class I Shares:
Proceeds from shares sold	3,647,343	17,166,522
Net asset value of shares issued in reinvestment of distributions to shareholders	297,683	–
Payments for shares redeemed	(3,974,570)	(582,458)

Net increase (decrease) in net assets from Class I capital share transactions	(29,544)	16,584,064

Total Increase in Net Assets	13,325,399	21,561,890

NET ASSETS:
Beginning of period	47,670,290	26,108,400

End of period	$60,995,689	$47,670,290

Undistributed Net Investment Income	$–	$85,297

See Notes to Financial Statements.
Annual Report | September 30, 2013	35

Statements of Changes in Net Assets
Transparent Value Large-Cap Defensive Fund

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

FROM OPERATIONS:
Net investment income	$146,180	$327,062
Net realized gain on investments	11,356,508	4,888,108
Net change in unrealized appreciation on investments	226,626	3,007,985

Net Increase in net assets resulting from operations	11,729,314	8,223,155

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(46,872)	(6,349)
From realized gains on investments	(809,522)	(34,228)
Class C:
Dividends from net investment income	–	(448)
From realized gains on investments	(566,095)	(4,155)
Class F-1:
Dividends from net investment income	(167,535)	(138,117)
From realized gains on investments	(2,221,669)	(416,129)
Class I:
Dividends from net investment income	(137,118)	(14,411)
From realized gains on investments	(1,294,153)	(34,241)

Decrease in net assets from distributions to shareholders	(5,242,964)	(648,078)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	4,244,181	9,810,415
Net asset value of shares issued in reinvestment of distributions to shareholders	766,247	30,412
Payments for shares redeemed	(4,025,553)	(1,294,664)

Net increase in net assets from Class A capital share transactions	984,875	8,546,163

Class C Shares:
Proceeds from shares sold	4,069,538	6,648,716
Net asset value of shares issued in reinvestment of distributions to shareholders	534,357	4,279
Payments for shares redeemed	(770,145)	(277,369)

Net increase in net assets from Class C capital share transactions	3,833,750	6,375,626

Class F-1 Shares:
Proceeds from shares sold	852,828	710,864
Net asset value of shares issued in reinvestment of distributions to shareholders	53,066	20,731
Payments for shares redeemed	(4,228,082)	(3,513,229)

Net decrease in net assets from Class F-1 capital share transactions	(3,322,188)	(2,781,634)

Class I Shares:
Proceeds from shares sold	11,604,915	14,754,593
Net asset value of shares issued in reinvestment of distributions to shareholders	1,160,044	1,658
Payments for shares redeemed	(7,734,379)	(562,559)

Net increase in net assets from Class I capital share transactions	5,030,580	14,193,692

Total Increase in Net Assets	13,013,367	33,908,924

NET ASSETS:
Beginning of period	62,442,898	28,533,974

End of period	$75,456,265	$62,442,898

Undistributed Net Investment Income	$52,399	$257,742

See Notes to Financial Statements.
36

Statements of Changes in Net Assets
Transparent Value Large-Cap Market Fund

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

FROM OPERATIONS:
Net investment income	$175,370	$257,628
Net realized gain on investments	23,929,720	6,805,444
Net change in unrealized appreciation on investments	1,235,985	6,969,740

Net Increase in net assets resulting from operations	25,341,075	14,032,812

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(96,736)	(3,045)
From realized gains on investments	(1,440,428)	(228,419)
Class C:
Dividends from net investment income	(8,426)	–
From realized gains on investments	(657,495)	(35,073)
Class F-1:
Dividends from net investment income	(167,521)	(7,855)
From realized gains on investments	(2,148,589)	(450,098)
Class I:
Dividends from net investment income	(273,616)	(3,237)
From realized gains on investments	(2,621,276)	(125,195)

Decrease in net assets from distributions to shareholders	(7,414,087)	(852,922)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	7,866,875	16,342,067
Net asset value of shares issued in reinvestment of distributions to shareholders	1,337,598	199,527
Payments for shares redeemed	(7,524,420)	(5,279,537)

Net increase in net assets from Class A capital share transactions	1,680,053	11,262,057

Class C Shares:
Proceeds from shares sold	4,417,412	8,128,563
Net asset value of shares issued in reinvestment of distributions to shareholders	612,337	32,814
Payments for shares redeemed	(2,093,707)	(320,324)

Net increase in net assets from Class C capital share transactions	2,936,042	7,841,053

Class F-1 Shares:
Proceeds from shares sold	2,618,327	7,013,024
Net asset value of shares issued in reinvestment of distributions to shareholders	377,558	44,025
Payments for shares redeemed	(6,050,814)	(5,381,147)

Net increase (decrease) in net assets from Class F-1 capital share transactions	(3,054,929)	1,675,902

Class I Shares:
Proceeds from shares sold	15,433,477	46,155,836
Net asset value of shares issued in reinvestment of distributions to shareholders	2,667,085	85,916
Payments for shares redeemed	(26,418,573)	(10,919,226)

Net increase (decrease) in net assets from Class I capital share transactions	(8,318,011)	35,322,526

Total Increase in Net Assets	11,170,143	69,281,428

NET ASSETS:
Beginning of period	111,346,691	42,065,263

End of period	$122,516,834	$111,346,691

Undistributed Net Investment Income	$–	$243,491

See Notes to Financial Statements.
Annual Report | September 30, 2013	37

Statements of Changes in Net Assets
Transparent Value Dividend Fund

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

FROM OPERATIONS:
Net investment income	$522,137	$179,654
Net realized gain on investments	4,620,933	813,398
Net change in unrealized appreciation on investments	1,121,018	580,334

Net Increase in net assets resulting from operations	6,264,088	1,573,386

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(272,307)	(96,351)
From realized gains on investments	(459,704)	(9,943)
Class C:
Dividends from net investment income	(59,631)	(19,076)
From realized gains on investments	(132,963)	(1,255)
Class F-1:
Dividends from net investment income	(106,861)	(27,272)
From realized gains on investments	(105,059)	(4,718)
Class I:
Dividends from net investment income	(62,445)	(91,371)
From realized gains on investments	(126,560)	(9,626)

Decrease in net assets from distributions to shareholders	(1,325,530)	(259,612)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	16,624,475	8,067,513
Net asset value of shares issued in reinvestment of distributions to shareholders	658,567	85,668
Payments for shares redeemed	(3,968,474)	(1,118,458)

Net increase in net assets from Class A capital share transactions	13,314,568	7,034,723

Class C Shares:
Proceeds from shares sold	4,694,709	2,826,237
Net asset value of shares issued in reinvestment of distributions to shareholders	172,407	16,209
Payments for shares redeemed	(425,445)	(8,749)

Net increase in net assets from Class C capital share transactions	4,441,671	2,833,697

Class F-1 Shares:
Proceeds from shares sold	6,500,310	2,093,422
Net asset value of shares issued in reinvestment of distributions to shareholders	211,254	31,828
Payments for shares redeemed	(1,403,911)	(204,571)

Net increase in net assets from Class F-1 capital share transactions	5,307,653	1,920,679

Class I Shares:
Proceeds from shares sold	433,336	742,876
Net asset value of shares issued in reinvestment of distributions to shareholders	31,243	3,109
Payments for shares redeemed	(106,997)	(29,382)

Net increase in net assets from Class I capital share transactions	357,582	716,603

Total Increase in Net Assets	28,360,032	13,819,476

NET ASSETS:
Beginning of period	17,151,686	3,332,210

End of period	$45,511,718	$17,151,686

Undistributed Net Investment Income	$21,592	$–

See Notes to Financial Statements.
38

Statements of Changes in Net Assets
Transparent Value Large-Cap Core Fund

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

FROM OPERATIONS:
Net investment income	$102,141	$57,756
Net realized gain on investments	2,986,234	476,704
Net change in unrealized appreciation on investments	1,309,161	524,608

Net Increase in net assets resulting from operations	4,397,536	1,059,068

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(61,079)	(4,672)
From realized gains on investments	(347,136)	–
Class C:
Dividends from net investment income	–	(287)
From realized gains on investments	(27,003)	–
Class F-1:
Dividends from net investment income	(549)	(52)
From realized gains on investments	(3,825)	–
Class I:
Dividends from net investment income	(24,168)	(18,182)
From realized gains on investments	(82,138)	–

Decrease in net assets from distributions to shareholders	(545,898)	(23,193)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	3,102,793	18,011,543
Net asset value of shares issued in reinvestment of distributions to shareholders	389,619	4,455
Payments for shares redeemed	(12,532,712)	(4,392,603)

Net increase (decrease) in net assets from Class A capital share transactions	(9,040,300)	13,623,395

Class C Shares:
Proceeds from shares sold	221,550	969,159
Net asset value of shares issued in reinvestment of distributions to shareholders	23,689	263
Payments for shares redeemed	(266,966)	(120,545)

Net increase (decrease) in net assets from Class C capital share transactions	(21,727)	848,877

Class F-1 Shares:
Proceeds from shares sold	442,654	217,500
Net asset value of shares issued in reinvestment of distributions to shareholders	4,211	26
Payments for shares redeemed	(32,321)	(131,743)

Net increase in net assets from Class F-1 capital share transactions	414,544	85,783

Class I Shares:
Proceeds from shares sold	3,291,213	395,138
Net asset value of shares issued in reinvestment of distributions to shareholders	9,836	–
Payments for shares redeemed	(107,397)	(22,920)

Net increase in net assets from Class I capital share transactions	3,193,652	372,218

Total Increase (Decrease) in Net Assets	(1,602,193)	15,966,148

NET ASSETS:
Beginning of period	19,063,814	3,097,666

End of period	$17,461,621	$19,063,814

Undistributed Net Investment Income	$71,248	$54,522

See Notes to Financial Statements.
Annual Report | September 30, 2013	39

Statements of Changes in Net Assets
Transparent Value Large-Cap Growth Fund

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

FROM OPERATIONS:
Net investment income (loss)	$4,411	$(17,565)
Net realized gain (loss) on investments	861,004	(82,033)
Net change in unrealized appreciation on investments	766,172	509,736

Net Increase in net assets resulting from operations	1,631,587	410,138

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,824,593	5,757,785
Payments for shares redeemed	(522,168)	(4,764,988)

Net increase in net assets from Class A capital share transactions	1,302,425	992,797

Class C Shares:
Proceeds from shares sold	547,316	144,600
Payments for shares redeemed	(500)	(52,298)

Net increase in net assets from Class C capital share transactions	546,816	92,302

Class F-1 Shares:
Proceeds from shares sold	31,888	–

Net increase in net assets from Class F-1 capital share transactions	31,888	–

Class I Shares:
Proceeds from shares sold	72,975	9,059
Payments for shares redeemed	(94,892)	(1,516,663)

Net decrease in net assets from Class I capital share transactions	(21,917)	(1,507,604)

Total Increase (Decrease) in Net Assets	3,490,799	(12,367)

NET ASSETS:
Beginning of period	3,680,133	3,692,500

End of period	$7,170,932	$3,680,133

Undistributed Net Investment Loss	$–	$(12,048)

See Notes to Financial Statements.
40

Statements of Changes in Net Assets
Transparent Value Large-Cap Value Fund

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

FROM OPERATIONS:
Net investment income	$46,487	$67,673
Net realized gain on investments	637,528	517,678
Net change in unrealized appreciation on investments	218,463	744,786

Net Increase in net assets resulting from operations	902,478	1,330,137

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(6,867)	(1,262)
From realized gains on investments	(70,721)	–
Class C:
Dividends from net investment income	(916)	(30)
From realized gains on investments	(24,978)	–
Class F-1:
Dividends from net investment income	(84)	(53)
From realized gains on investments	(739)	–
Class I:
Dividends from net investment income	(51,251)	(64,112)
From realized gains on investments	(372,120)	–

Decrease in net assets from distributions to shareholders	(527,676)	(65,457)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	874,506	644,993
Net asset value of shares issued in reinvestment of distributions to shareholders	66,393	1,230
Payments for shares redeemed	(184,282)	(303,371)

Net increase in net assets from Class A capital share transactions	756,617	342,852

Class C Shares:
Proceeds from shares sold	484,966	60,000
Net asset value of shares issued in reinvestment of distributions to shareholders	23,219	–

Net increase in net assets from Class C capital share transactions	508,185	60,000

Class F-1 Shares:
Proceeds from shares sold	9,000	–

Net increase in net assets from Class F-1 capital share transactions	9,000	–

Class I Shares:
Proceeds from shares sold	28,500	12,253
Net asset value of shares issued in reinvestment of distributions to shareholders	1,850	33,716
Payments for shares redeemed	(28,174)	(3,041,883)

Net increase (decrease) in net assets from Class I capital share transactions	2,176	(2,995,914)

Total Increase (Decrease) in Net Assets	1,650,780	(1,328,382)

NET ASSETS:
Beginning of period	3,206,359	4,534,741

End of period	$4,857,139	$3,206,359

Undistributed Net Investment Income	$32,744	$45,234

See Notes to Financial Statements.
Annual Report | September 30, 2013	41

Statements of Changes in Net Assets
Transparent Value Directional Allocation Fund

	For the Year Ended September 30, 2013	For the Period June 18, 2012 (inception) to September 30, 2012

FROM OPERATIONS:
Net investment income (loss)	$(1,059,274)	$23,505
Net realized gain on investments	45,027,766	746,181
Net change in unrealized appreciation on investments	38,299,353	365,817

Net Increase in net assets resulting from operations	82,267,845	1,135,503

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(80,295)	–
From realized gains on investments	(440,645)	–
Class C:
From realized gains on investments	(122,464)	–
Class F-1:
Dividends from net investment income	(30,002)	–
From realized gains on investments	(109,463)	–
Class I:
Dividends from net investment income	(30,097)	–
From realized gains on investments	(109,671)	–

Decrease in net assets from distributions to shareholders	(922,637)	–

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	260,551,039	26,316,379
Net asset value of shares issued in reinvestment of distributions to shareholders	503,231	–
Payments for shares redeemed	(29,618,461)	(387,773)

Net increase in net assets from Class A capital share transactions	231,435,809	25,928,606

Class C Shares:
Proceeds from shares sold	145,106,374	4,330,102
Net asset value of shares issued in reinvestment of distributions to shareholders	119,744	–
Payments for shares redeemed	(2,724,181)	(781)

Net increase in net assets from Class C capital share transactions	142,501,937	4,329,321

Class F-1 Shares:
Proceeds from shares sold	28,791,977	9,809,456
Net asset value of shares issued in reinvestment of distributions to shareholders	128,308	–
Payments for shares redeemed	(4,342,937)	(804,501)

Net increase in net assets from Class F-1 capital share transactions	24,577,348	9,004,955

Class I Shares:
Proceeds from shares sold	320,092,327	4,206,666
Net asset value of shares issued in reinvestment of distributions to shareholders	137,095	–
Payments for shares redeemed	(23,021,980)	–

Net increase in net assets from Class I capital share transactions	297,207,442	4,206,666

Total Increase in Net Assets	777,067,744	44,605,051

NET ASSETS:
Beginning of period	44,605,051	–

End of period	$821,672,795	$44,605,051

Undistributed Net Investment Income	$–	$30,269

See Notes to Financial Statements.
42

Page Intentionally Left Blank

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Large-Cap Aggressive Fund
Class A
9/30/2013	$10.53	(0.02)	(b)	3.15	3.13	(0.04)	(0.11)	(0.15)
9/30/2012	$8.91	(0.02)	(b)	1.64	1.62	–	–	–
9/30/2011	$9.54	(0.04)	(b)	(0.59)	(0.63)	(0.05)	–	(0.05)
9/30/2010(e)	$10.00	0.01		(0.47)	(0.46)	–	–	–
Class C
9/30/2013	$10.47	(0.11)	(b)	3.20	3.09	(0.02)	(0.11)	(0.13)
9/30/2012	$8.92	(0.06)	(b)	1.61	1.55	–	–	–
9/30/2011(h)	$11.51	(0.03)		(2.56)	(2.59)	–	–	–
Class F-1
9/30/2013	$10.58	0.01	(b)	3.16	3.17	(0.05)	(0.11)	(0.16)
9/30/2012	$8.96	0.02	(b)	1.60	1.62	–	–	–
9/30/2011	$9.55	(0.03)		(0.55)	(0.58)	(0.01)	–	(0.01)
9/30/2010(e)	$10.00	0.02		(0.47)	(0.45)	–	–	–
Class I
9/30/2013	$10.62	0.03	(b)	3.18	3.21	(0.05)	(0.11)	(0.16)
9/30/2012	$8.97	0.05	(b)	1.60	1.65	–	–	–
9/30/2011(j)	$11.49	(0.01)		(2.51)	(2.52)	–	–	–
Transparent Value Large-Cap Defensive Fund
Class A
9/30/2013	$12.18	0.02	(b)	2.17	2.19	(0.06)	(0.97)	(1.03)
9/30/2012	$10.03	0.08	(b)	2.26	2.34	(0.03)	(0.16)	(0.19)
9/30/2011	$9.87	0.10		0.15	0.25	(0.09)	–	(0.09)
9/30/2010(e)	$10.00	0.01		(0.14)	(0.13)	–	–	–
Class C
9/30/2013	$12.20	(0.06)	(b)	2.18	2.12	–	(0.97)	(0.97)
9/30/2012	$10.10	0.03	(b)	2.25	2.28	(0.02)	(0.16)	(0.18)
9/30/2011(h)	$11.04	0.00	(d)	(0.94)	(0.94)	–	–	–
Class F-1
9/30/2013	$12.29	0.04	(b)	2.18	2.22	(0.07)	(0.97)	(1.04)
9/30/2012	$10.13	0.08	(b)	2.29	2.37	(0.05)	(0.16)	(0.21)
9/30/2011	$9.87	0.04		0.23	0.27	(0.01)	–	(0.01)
9/30/2010 (e)	$10.00	0.02		(0.15)	(0.13)	–	–	–
Class I
9/30/2013	$12.33	0.06	(b)	2.20	2.26	(0.10)	(0.97)	(1.07)
9/30/2012	$10.15	0.13	(b)	2.28	2.41	(0.07)	(0.16)	(0.23)
9/30/2011(j)	$10.89	0.04		(0.78)	(0.74)	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(d)	Less than $0.01.
(e)	Period from April 27, 2010 (inception date) through September 30, 2010.
(f)	Not Annualized.
(g)	Annualized.
(h)	Period from April 18, 2011 (inception date) through September 30, 2011.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(j)	Period from February 15, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.
44

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)	Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets	Ratio of expenses after waivers/ reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

–	$13.51	30.21%	$3,283	1.73%(c)	1.51% (c)	(0.19%)	259%
0.00 (d)	$10.53	18.18%	$1,958	2.41% (c)	1.51% (c)	(0.22%)	276%
0.05	$8.91	(6.13%)	$1,055	3.04%	1.50%	(0.42%)	304%
–	$9.54	(4.60%) (f)	$48	11.53% (g)	1.50% (g)	0.35% (g)	131% (f)

–	$13.43	29.89%	$1,123	2.48% (c)	2.11% (c)	(0.89%)	259%
–	$10.47	17.38%	$393	3.01% (c)	2.11% (c)	(0.56%)	276%
–	$8.92	(22.50%) (f)	$43	3.53% (g)	2.10% (g)	(1.04%) (g)	304%(f)(i)

–	$13.59	30.41%	$30,359	1.73% (c)	1.36% (c)	0.04%	259%
–	$10.58	18.08%	$25,148	2.26% (c)	1.36% (c)	0.23%	276%
0.00 (d)	$8.96	(6.11%)	$23,043	2.83%	1.35%	(0.23%)	304%
–	$9.55	(4.50%) (f)	$4,726	11.37% (g)	1.35% (g)	0.50% (g)	131% (f)

–	$13.67	30.75%	$26,230	1.48% (c)	1.11% (c)	0.27%	259%
–	$10.62	18.39%	$20,171	2.01% (c)	1.11% (c)	0.52%	276%
–	$8.97	(21.93%) (f)	$1,968	2.49% (g)	1.10% (g)	(0.09%) (g)	304% (f)(i)

–	$13.34	19.71%	$11,510	1.77% (c)	1.51% (c)	0.13%	283%
0.00 (d)	$12.18	23.60%	$9,506	2.34% (c)	1.51% (c)	0.71%	256%
0.00 (d)	$10.03	2.51%	$298	3.17%	1.50%	0.37%	288%
–	$9.87	(1.30%) (f)	$49	11.21% (g)	1.50% (g)	0.31% (g)	109% (f)

–	$13.35	19.00%	$11,429	2.45% (c)	2.11% (c)	(0.51%)	283%
–	$12.20	22.79%	$6,652	2.94% (c)	2.11% (c)	0.23%	256%
–	$10.10	(8.51%) (f)	$35	3.41% (g)	2.10% (g)	0.06% (g)	288% (f)(i)

–	$13.47	19.88%	$27,970	1.70% (c)	1.36% (c)	0.28%	283%
0.00 (d)	$12.29	23.73%	$28,803	2.19% (c)	1.36% (c)	0.74%	256%
0.00 (d)	$10.13	2.77%	$26,135	2.82%	1.35%	0.43%	288%
–	$9.87	(1.30%) (f)	$4,887	11.06% (g)	1.35% (g)	0.46% (g)	109% (f)

–	$13.52	20.21%	$24,546	1.45% (c)	1.11% (c)	0.50%	283%
0.00 (d)	$12.33	24.04%	$17,482	1.94% (c)	1.11% (c)	1.10%	256%
–	$10.15	(6.80%) (f)	$2,066	2.45% (g)	1.10% (g)	0.65% (g)	288% (f)(i)

Annual Report | September 30, 2013	45

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income		Distributions from net realized capital gains	Total distributions
Transparent Value Large-Cap Market Fund
Class A
9/30/2013	$12.27	(0.00)(b)	(c)	2.84	2.84	(0.05)		(0.80)	(0.85)
9/30/2012	$10.05	0.02	(c)	2.37	2.39	(0.00)	(b)	(0.17)	(0.17)
9/30/2011	$9.90	0.05		0.16	0.21	(0.08)		–	(0.08)
9/30/2010(e)	$10.00	0.03		(0.13)	(0.10)	–		–	–
Class C
9/30/2013	$12.28	(0.08)	(c)	2.84	2.76	(0.01)		(0.80)	(0.81)
9/30/2012	$10.11	(0.05)	(c)	2.39	2.34	–		(0.17)	(0.17)
9/30/2011(h)	$11.63	(0.01)		(1.51)	(1.52)	–		–	–
Class F-1
9/30/2013	$12.39	0.02	(c)	2.86	2.88	(0.06)		(0.80)	(0.86)
9/30/2012	$10.13	0.03	(c)	2.40	2.43	(0.00)	(b)	(0.17)	(0.17)
9/30/2011	$9.91	(0.04)		0.27	0.23	(0.01)		–	(0.01)
9/30/2010(e)	$10.00	0.03		(0.12)	(0.09)	–		–	–
Class I
9/30/2013	$12.44	0.06	(c)	2.87	2.93	(0.08)		(0.80)	(0.88)
9/30/2012	$10.15	0.07	(c)	2.39	2.46	(0.00)	(b)	(0.17)	(0.17)
9/30/2011(j)	$11.54	0.01		(1.40)	(1.39)	–		–	–
Transparent Value Dividend Fund
Class A
9/30/2013	$10.87	0.20	(c)	2.35	2.55	(0.18)		(0.46)	(0.64)
9/30/2012	$8.88	0.20	(c)	2.08	2.28	(0.24)		(0.05)	(0.29)
9/30/2011(h)	$10.20	0.05		(1.37)	(1.32)	–		–	–
Class C
9/30/2013	$10.83	0.13	(c)	2.35	2.48	(0.12)		(0.46)	(0.58)
9/30/2012	$8.86	0.13	(c)	2.08	2.21	(0.19)		(0.05)	(0.24)
9/30/2011(h)	$10.20	0.06		(1.40)	(1.34)	–		–	–
Class F-1
9/30/2013	$10.91	0.23	(c)	2.36	2.59	(0.20)		(0.46)	(0.66)
9/30/2012	$8.90	0.22	(c)	2.08	2.30	(0.24)		(0.05)	(0.29)
9/30/2011(h)	$10.20	0.03		(1.33)	(1.30)	–		–	–
Class I
9/30/2013	$10.73	0.24	(c)	2.33	2.57	(0.22)		(0.46)	(0.68)
9/30/2012	$8.91	0.23	(c)	2.06	2.29	(0.42)		(0.05)	(0.47)
9/30/2011(l)	$10.00	0.18		(1.27)	(1.09)	–		–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(d)	Less than $0.01.
(e)	Period from April 27, 2010 (inception date) through September 30, 2010.
(f)	Not Annualized.
(g)	Annualized.
(h)	Period from April 18, 2011 (inception date) through September 30, 2011.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(j)	Period from February 15, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.
46

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)	Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets	Ratio of expenses after waivers/ reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

–	$14.26	24.92%	$29,504	1.72% (d)	1.51% (d)	(0.00%)	284%
0.00 (b)	$12.27	24.04%	$23,739	2.15% (d)	1.51% (d)	0.16%	305%
0.02	$10.05	2.29%	$9,452	2.96%	1.50%	0.20%	331%
–	$9.90	(1.00%) (f)	$50	11.15% (g)	1.50% (g)	0.68% (g)	123% (f)

–	$14.23	24.09%	$14,483	2.37% (d)	2.11% (d)	(0.63%)	284%
–	$12.28	23.37%	$9,611	2.75% (d)	2.11% (d)	(0.40%)	305%
0.00 (b)	$10.11	(13.07%) (f)	$1,115	3.54% (g)	2.10% (g)	(0.47%) (g)	331% (f)(i)

–	$14.41	25.01%	$35,741	1.62% (d)	1.36% (d)	0.18%	284%
0.00 (b)	$12.39	24.25%	$33,495	2.00% (d)	1.36% (d)	0.28%	305%
0.00 (b)	$10.13	2.28%	$25,749	2.83%	1.35%	(0.17%)	331%
–	$9.91	(0.90%) (f)	$5,004	11.00% (g)	1.35% (g)	0.83% (g)	123% (f)

–	$14.49	25.38%	$42,788	1.37% (d)	1.11% (d)	0.45%	284%
–	$12.44	24.52%	$44,503	1.75% (d)	1.11% (d)	0.61%	305%
0.00 (b)	$10.15	(12.05%) (f)	$5,750	2.48% (g)	1.10% (g)	0.20% (g)	331% (f)(i)

–	$12.78	24.45%	$25,014	2.12% (d)	1.50% (d)	1.69%	198%
0.00 (b)	$10.87	26.02%	$9,043	3.87% (d)	1.50% (d)	1.92%	290%
–	$8.88	(12.94%) (f)	$1,371	8.72% (g)	1.50% (g)	4.42% (g)	121% (f)(k)

–	$12.73	23.86%	$8,215	2.73% (d)	2.10% (d)	1.09%	198%
–	$10.83	25.23%	$2,998	4.47% (d)	2.10% (d)	1.30%	290%
–	$8.86	(13.14%) (f)	$62	10.02% (g)	2.10% (g)	2.44% (g)	121% (f)(k)

–	$12.84	24.72%	$8,490	1.98% (d)	1.35% (d)	1.85%	198%
0.00 (b)	$10.91	26.10%	$2,205	3.72% (d)	1.35% (d)	2.10%	290%
–	$8.90	(12.75%) (f)	$98	9.67% (g)	1.35% (g)	7.01% (g)	121% (f)(k)

–	$12.62	25.00%	$3,793	1.73% (d)	1.10% (d)	2.07%	198%
–	$10.73	26.41%	$2,906	3.47% (d)	1.10% (d)	2.30%	290%
–	$8.91	(10.90%) (f)	$1,801	10.44%(g)	1.10% (g)	2.79% (g)	121% (f)

Annual Report | September 30, 2013	47

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Large-Cap Core Fund
Class A
9/30/2013	$10.91	0.06 (b)	3.05	3.11	(0.05)	(0.29)	(0.34)
9/30/2012	$8.67	0.05 (b)	2.23	2.28	(0.04)	–	(0.04)
9/30/2011 (e)	$10.06	0.01	(1.40)	(1.39)	–	–	–
Class C
9/30/2013	$10.85	(0.01) (b)	3.04	3.03	–	(0.29)	(0.29)
9/30/2012	$8.64	(0.02) (b)	2.24	2.22	(0.01)	–	(0.01)
9/30/2011(e)	$10.06	0.00 (d)	(1.42)	(1.42)	–	–	–
Class F-1
9/30/2013	$10.93	0.08 (b)	3.06	3.14	(0.04)	(0.29)	(0.33)
9/30/2012	$8.68	0.06 (b)	2.24	2.30	(0.05)	–	(0.05)
9/30/2011 (e)	$10.06	0.01	(1.39)	(1.38)	–	–	–
Class I
9/30/2013	$10.93	0.11 (b)	3.06	3.17	(0.08)	(0.29)	(0.37)
9/30/2012	$8.68	0.08 (b)	2.24	2.32	(0.07)	–	(0.07)
9/30/2011 (i)	$10.00	0.03	(1.35)	(1.32)	–	–	–
Transparent Value Large-Cap Growth Fund
Class A
9/30/2013	$10.58	(0.01) (b)	3.44	3.43	–	–	–
9/30/2012	$8.58	(0.05) (b)	2.05	2.00	–	–	–
9/30/2011 (e)	$10.03	(0.01)	(1.44)	(1.45)	–	–	–
Class C
9/30/2013	$10.50	(0.08) (b)	3.40	3.32	–	–	–
9/30/2012	$8.56	(0.11) (b)	2.05	1.94	–	–	–
9/30/2011 (e)	$10.03	(0.02)	(1.45)	(1.47)	–	–	–
Class F-1
9/30/2013	$10.61	0.02 (b)	3.45	3.47	–	–	–
9/30/2012	$8.59	(0.05) (b)	2.07	2.02	–	–	–
9/30/2011 (e)	$10.03	(0.03)	(1.41)	(1.44)	–	–	–
Class I
9/30/2013	$10.65	0.04 (b)	3.46	3.50	–	–	–
9/30/2012	$8.60	(0.02) (b)	2.07	2.05	–	–	–
9/30/2011 (i)	$10.00	(0.02)	(1.38)	(1.40)	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(d)	Less than $0.01.
(e)	Period from April 18, 2011 (inception date) through September 30, 2011.
(f)	Not Annualized.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(i)	Period from February 10, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.
48

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)	Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets	Ratio of expenses after waivers/ reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

–	$13.68	29.32%	$8,097	2.58% (c)	1.51%(c)	0.53%	202%
0.00 (d)	$10.91	26.38%	$14,803	3.58% (c)	1.51%(c)	0.51%	301%
–	$8.67	(13.82%) (f)	$772	7.96% (g)	1.50%(g)	0.84% (g)	129% (f)(h)

–	$13.59	28.60%	$1,313	3.22% (c)	2.11% (c)	(0.07%)	202%
–	$10.85	25.69%	$1,062	4.18% (c)	2.11% (c)	(0.17%)	301%
–	$8.64	(14.11%) (f)	$147	8.57% (g)	2.10% (g)	0.09% (g)	129% (f)(h)

–	$13.74	29.53%	$595	2.47% (c)	1.36% (c)	0.66%	202%
–	$10.93	26.62%	$82	3.43% (c)	1.36% (c)	0.59%	301%
–	$8.68	(13.72%) (f)	$9	8.48% (g)	1.35% (g)	0.42% (g)	129% (f)(h)

–	$13.73	29.95%	$7,457	2.22% (c)	1.11% (c)	0.92%	202%
–	$10.93	26.89%	$3,117	3.18% (c)	1.11% (c)	0.79%	301%
–	$8.68	(13.20%) (f)	$2,171	9.00% (g)	1.10% (g)	0.51% (g)	129% (f)

–	$14.01	32.42%	$2,767	4.42% (c)	1.51% (c)	(0.12%)	142%
–	$10.58	23.31%	$826	5.32% (c)	1.51% (c)	(0.51%)	310%
–	$8.58	(14.46%) (f)	$314	7.06% (g)	1.50% (g)	(0.58%) (g)	112% (f)(h)

–	$13.82	31.62%	$756	5.12% (c)	2.11% (c)	(0.68%)	142%
–	$10.50	22.66%	$118	5.92% (c)	2.11% (c)	(1.13%)	310%
–	$8.56	(14.66%) (f)	$17	8.78% (g)	2.10% (g)	(1.39%) (g)	112% (f)(h)

–	$14.08	32.71%	$42	4.37% (c)	1.36% (c)	0.13%	142%
–	$10.61	23.52%	$5	5.17% (c)	1.36% (c)	(0.45%)	310%
–	$8.59	(14.36%) (f)	$4	8.36% (g)	1.35% (g)	(0.66%) (g)	112% (f)(h)

–	$14.15	32.86%	$3,606	4.12% (c)	1.11% (c)	0.29%	142%
–	$10.65	23.84%	$2,732	4.92% (c)	1.11% (c)	(0.22%)	310%
–	$8.60	(14.00%) (f)	$3,357	8.54% (g)	1.10% (g)	(0.41%) (g)	112% (f)

Annual Report | September 30, 2013	49

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Large-Cap Value Fund
Class A
9/30/2013	$10.78	0.10 (b)	2.36	2.46	(0.14)	(1.48)	(1.62)
9/30/2012	$8.47	0.13 (b)	2.25	2.38	(0.07)	–	(0.07)
9/30/2011(d)	$10.03	0.02	(1.58)	(1.56)	–	–	–
Class C
9/30/2013	$10.68	0.03 (b)	2.35	2.38	(0.05)	(1.48)	(1.53)
9/30/2012	$8.44	0.10 (b)	2.20	2.30	(0.06)	–	(0.06)
9/30/2011(d)	$10.03	0.03	(1.62)	(1.59)	–	–	–
Class F-1
9/30/2013	$10.75	0.12 (b)	2.34	2.46	(0.17)	(1.48)	(1.65)
9/30/2012	$8.47	0.14 (b)	2.25	2.39	(0.11)	–	(0.11)
9/30/2011(d)	$10.03	0.06	(1.62)	(1.56)	–	–	–
Class I
9/30/2013	$10.77	0.15 (b)	2.34	2.49	(0.20)	(1.48)	(1.68)
9/30/2012	$8.48	0.17 (b)	2.24	2.41	(0.12)	–	(0.12)
9/30/2011(h)	$10.00	0.07	(1.59)	(1.52)	–	–	–
Transparent Value Directional Allocation Fund
Class A
9/30/2013	$10.62	(0.04) (b)	2.90	2.86	(0.02)	(0.09)	(0.11)
9/30/2012(i)	$10.00	0.01 (b)	0.61	0.62	–	–	–
Class C
9/30/2013	$10.59	(0.12) (b)	2.90	2.78	–	(0.09)	(0.09)
9/30/2012(i)	$10.00	(0.01) (b)	0.60	0.59	–	–	–
Class F-1
9/30/2013	$10.62	(0.02) (b)	2.89	2.87	(0.03)	(0.09)	(0.12)
9/30/2012(i)	$10.00	0.01 (b)	0.61	0.62	–	–	–
Class I
9/30/2013	$10.62	(0.01) (b)	2.92	2.91	(0.03)	(0.09)	(0.12)
9/30/2012(i)	$10.00	0.01 (b)	0.61	0.62	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(d)	Period from April 18, 2011 (inception date) through September 30, 2011.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(h)	Period from February 10, 2011 (inception date) through September 30, 2011.
(i)	Period from June 18, 2012 (inception date) through September 30, 2012.
(j)	Less than $0.01.

See Notes to Financial Statements.
50

Financial Highlights
For a share outstanding throughout the periods presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)	Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets	Ratio of expenses after waivers/ reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

–	$11.62	26.30%	$1,308	5.61% (c)	1.51% (c)	0.90%	178%
–	$10.78	28.16%	$431	6.12% (c)	1.52% (c)	1.30%	167%
–	$8.47	(15.55%) (e)	$55	6.91% (f)	1.50% (f)	1.39% (f)	110% (e)(g)

–	$11.53	25.53%	$625	6.21% (c)	2.11% (c)	0.28%	178%
–	$10.68	27.35%	$66	6.72% (c)	2.12% (c)	1.01%	167%
–	$8.44	(15.85%) (e)	$4	8.90% (f)	2.10% (f)	0.64% (f)	110% (e)(g)

–	$11.56	26.37%	$15	5.46% (c)	1.36% (c)	1.09%	178%
–	$10.75	28.34%	$5	5.97% (c)	1.37% (c)	1.40%	167%
–	$8.47	(15.55%) (e)	$4	8.16% (f)	1.35% (f)	1.39% (f)	110% (e)(g)

–	$11.58	26.79%	$2,910	5.21% (c)	1.11% (c)	1.36%	178%
–	$10.77	28.64%	$2,704	5.72% (c)	1.12% (c)	1.68%	167%
–	$8.48	(15.20%) (e)	$4,471	8.03% (f)	1.10% (f)	1.78% (f)	110% (e)

–	$13.37	27.22%	$291,488	1.63% (c)	1.50% (c)	(0.37%)	442%
–	$10.62	6.20% (e)	$26,413	3.69% (c)(f)	1.51% (c)(f)	0.50% (f)	171% (e)

–	$13.28	26.52%	$161,228	2.25% (c)	2.10% (c)	(1.01%)	442%
–	$10.59	5.90% (e)	$4,378	4.29% (c)(f)	2.11%(c)(f)	(0.21%) (f)	171% (e)

–	$13.37	27.33%	$39,406	1.50% (c)	1.35% (c)	(0.14%)	442%
–	$10.62	6.20% (e)	$9,370	3.54% (c)(f)	1.36% (c)(f)	0.44% (f)	171% (e)

–	$13.41	27.71%	$329,551	1.25% (c)	1.10% (c)	(0.04%)	442%
–	$10.62	6.20% (e)	$4,443	3.29% (c)(f)	1.11% (c)(f)	0.41% (f)	171% (e)

Annual Report | September 30, 2013	51

Notes to Financial Statements
September 30, 2013

1. ORGANIZATION

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” Prior to January 28, 2013, the Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund and the Transparent Value Directional Allocation Fund were named the Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund and the Transparent Value Dow Jones RBP® Directional Allocation Index Fund (each, a “Fund”, and collectively, the “Funds”), respectively. Each Fund is organized as a non-diversified series of the Trust.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”) and the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed. Each Fund’s Class A Shares, Class C Shares and Class F-1 Shares are subject to a distribution and shareholder service (12b-1) fee. In addition, the Funds’ Class A Shares are subject to a shareholder and administrative service fee. Each Fund has authorized the creation of Class R shares, but such shares are not currently offered. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At September 30, 2013, none of the Fund’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period.

52

Notes to Financial Statements
September 30, 2013

Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Transparent Value Dividend Fund which makes quarterly income distributions. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments)

where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Funds’ investments carried at fair value:

Transparent Value Large-Cap Aggressive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$60,894,706	$–	$–	$60,894,706
Exchange Traded Funds	16,810	–	–	16,810

TOTAL	$60,911,516	$–	$–	$60,911,516

Transparent Value Large-Cap Defensive Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$75,268,254	$–	$–	$75,268,254
Exchange Traded Funds	136,329	–	–	136,329

TOTAL	$75,404,583	$–	$–	$75,404,583

Transparent Value Large-Cap Market Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$122,404,219	$–	$–	$122,404,219
Exchange Traded Funds	100,860	–	–	100,860

TOTAL	$122,505,079	$–	$–	$122,505,079

Annual Report | September 30, 2013	53

Notes to Financial Statements
September 30, 2013

Transparent Value Dividend Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$44,961,705	$–	$–	$44,961,705
Exchange Traded Funds	251,495	–	–	251,495

TOTAL	$45,213,200	$–	$–	$45,213,200

Transparent Value Large-Cap Core Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$17,409,370	$–	$–	$17,409,370
Exchange Traded Funds	58,835	–	–	58,835

TOTAL	$17,468,205	$–	$–	$17,468,205

Transparent Value Large-Cap Growth Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$7,096,146	$–	$–	$7,096,146
Exchange Traded Funds	42,714	–	–	42,714

TOTAL	$7,138,860	$–	$–	$7,138,860

Transparent Value Large-Cap Value Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,826,796	$–	$–	$4,826,796

TOTAL	$4,826,796	$–	$–	$4,826,796

Transparent Value Directional Allocation Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$776,215,731	$–	$–	$776,215,731
Exchange Traded Funds	39,751,111	–	–	39,751,111

TOTAL	$815,966,842	$–	$–	$815,966,842

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the year ended September 30, 2013, the Funds did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Funds’ tax positions for all open tax years and concluded that the funds have no material uncertain tax position at September 30, 2013. As of and during the period ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Net unrealized appreciation/depreciation of investments based on federal tax cost as of September 30, 2013, were as follows:

Transparent Value Large-Cap Aggressive Fund

Gross appreciation on investments (excess of value over tax cost)	$6,306,049
Gross depreciation on investments (excess of tax cost over value)	(509,758)

Net unrealized appreciation	$5,796,291

Cost of investments for income tax purposes	$55,115,225

Transparent Value Large-Cap Defensive Fund
Gross appreciation on investments (excess of value over tax cost)	$3,408,626
Gross depreciation on investments (excess of tax cost over value)	(862,303)

Net unrealized appreciation	$2,546,323

Cost of investments for income tax purposes	$72,858,260

Transparent Value Large-Cap Market Fund
Gross appreciation on investments (excess of value over tax cost)	$6,352,943
Gross depreciation on investments (excess of tax cost over value)	(1,110,673)

Net unrealized appreciation	$5,242,270

Cost of investments for income tax purposes	$117,262,809

54

Notes to Financial Statements
September 30, 2013

Transparent Value Dividend Fund

Gross appreciation on investments (excess of value over tax cost)	$2,404,636
Gross depreciation on investments (excess of tax cost over value)	(1,156,089)
Net unrealized appreciation	$1,248,547

Cost of investments for income tax purposes	$43,964,653

Transparent Value Large-Cap Core Fund

Gross appreciation on investments (excess of value over tax cost)	$1,665,114
Gross depreciation on investments (excess of tax cost over value)	(313,484)
Net unrealized appreciation	$1,351,630

Cost of investments for income tax purposes	$16,116,575

Transparent Value Large-Cap Growth Fund

Gross appreciation on investments (excess of value over tax cost)	$837,682
Gross depreciation on investments (excess of tax cost over value)	(130,422)
Net unrealized appreciation	$707,260

Cost of investments for income tax purposes	$6,431,600

Transparent Value Large-Cap Value Fund

Gross appreciation on investments (excess of value over tax cost)	$394,603
Gross depreciation on investments (excess of tax cost over value)	(83,489)
Net unrealized appreciation	$311,114

Cost of investments for income tax purposes	$4,515,682

Transparent Value Directional Allocation Fund

Gross appreciation on investments (excess of value over tax cost)	$45,515,671
Gross depreciation on investments (excess of tax cost over value)	(7,036,737)
Net unrealized appreciation	$38,478,934

Cost of investments for income tax purposes	$777,487,908

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Transparent Value Large-Cap Aggressive Fund

Undistributed net investment income	$9,664,468
Accumulated net realized gain	817,130
Net unrealized appreciation on investments	5,796,291

Total	$16,277,889

Transparent Value Large-Cap Defensive Fund

Undistributed net investment income	$9,181,212
Accumulated net realized gain	2,225,174
Net unrealized appreciation on investments	2,546,323

Total	$13,952,709

Transparent Value Large-Cap Market Fund

Undistributed net investment income	$21,349,518
Accumulated net realized gain	2,265,582
Net unrealized appreciation on investments	5,242,270

Total	$28,857,370

Transparent Value Dividend Fund

Undistributed net investment income	$3,916,822
Accumulated net realized gain	733,007
Net unrealized appreciation on investments	1,248,547

Total	$5,898,376

Transparent Value Large-Cap Core Fund

Undistributed net investment income	$2,823,131
Accumulated net realized gain	252,158
Net unrealized appreciation on investments	1,351,630

Total	$4,426,919

Transparent Value Large-Cap Growth Fund

Undistributed net investment income	$656,011
Accumulated net realized gain	119,946
Net unrealized appreciation on investments	707,260

Total	$1,483,217

Transparent Value Large-Cap Value Fund

Undistributed net investment income	$495,670
Accumulated net realized gain	173,185
Net unrealized appreciation on investments	311,114

Total	$979,969

Annual Report | September 30, 2013	55

Notes to Financial Statements
September 30, 2013

Transparent Value Directional Allocation Fund

Undistributed net investment income	$43,927,720
Accumulated net realized gain	80,821
Net unrealized appreciation on investments	38,478,934
Total	$82,487,475

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The character of distributions paid for the year ending September 30, 2013 were as follows:

	Ordinary Income	Long-Term Capital Gain
Transparent Value Large-Cap Aggressive Fund	$745,006	$–
Transparent Value Large-Cap Defensive Fund	4,154,588	1,088,376
Transparent Value Large-Cap Market Fund	6,837,544	576,543
Transparent Value Dividend Fund	1,305,947	19,583
Transparent Value Large-Cap Core Fund	545,898	–
Transparent Value Large-Cap Growth Fund	–	–
Transparent Value Large-Cap Value Fund	492,710	34,966
Transparent Value Directional Allocation Fund	922,637	–

The character of distributions paid for the year ending September 30, 2012 were as follows:

	Ordinary Income	Long-Term Capital Gain
Transparent Value Large-Cap Aggressive Fund	$–	$–
Transparent Value Large-Cap Defensive Fund	632,639	15,439
Transparent Value Large-Cap Market Fund	834,885	18,037
Transparent Value Dividend Fund	258,474	1,138
Transparent Value Large-Cap Core Fund	23,193	–
Transparent Value Large-Cap Growth Fund	–	–
Transparent Value Large-Cap Value Fund	65,457	–
Transparent Value Directional Allocation Fund	–	–

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2013, certain differences were reclassified as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
Transparent Value Large-Cap Aggressive Fund	$74,892	$(74,892)	$–
Transparent Value Large-Cap Defensive Fund	$2	$(2)	$–
Transparent Value Large-Cap Market Fund	$127,438	$(127,438)	$–
Transparent Value Dividend Fund	$699	$(289)	$(410)
Transparent Value Large-Cap Core Fund	$381	$–	$(381)
Transparent Value Large-Cap Growth Fund	$7,637	$(7,454)	$(183)
Transparent Value Large-Cap Value Fund	$141	$–	$(141)
Transparent Value Directional Allocation Fund	$1,169,399	$(1,169,399)	$–

These differences were primarily due to the differing tax treatment of certain nondeductible expenses, net operating losses offset to short-term capital gains, and book/tax distribution differences.

56

Notes to Financial Statements
September 30, 2013

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term.

As of September 30, 2013, the Funds did not generate any capital losses to carry-forward.

5. INVESTMENT TRANSACTIONS

For the year ended September 30, 2013, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Large-Cap Aggressive Fund
Purchases	$140,233,586
Sales	141,443,626
Transparent Value Large-Cap Defensive Fund
Purchases	$189,382,173
Sales	187,686,100
Transparent Value Large-Cap Market Fund
Purchases	$322,396,631
Sales	336,159,755
Transparent Value Dividend Fund
Purchases	$84,368,396
Sales	61,603,540
Transparent Value Large-Cap Core Fund
Purchases	$34,641,398
Sales	40,323,803
Transparent Value Large-Cap Growth Fund
Purchases	$9,675,344
Sales	7,839,116
Transparent Value Large-Cap Value Fund
Purchases	$7,811,471
Sales	7,013,173
Transparent Value Directional Allocation Fund
Purchases	$2,042,089,410
Sales	1,352,396,369

6. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser, a Delaware limited liability company formed in 2005, is a diversified financial services firm with a sophisticated array of wealth and investment management services. Guggenheim Capital, LLC is the sole owner of the Adviser through Guggenheim Manager, Inc., Guggenheim Partners, LLC and GPIM Holdings, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-

Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC.

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010 and amended on January 28, 2011, June 11, 2012, and January 28, 2013 (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of each Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses of each Fund to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of each Fund’s average daily net assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I, respectively, until January 31, 2014. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements for a Fund, that Fund will reimburse the Adviser for all or a portion of its prior fee reductions or expense reimbursements made for the Fund during the preceding three-year period during which this agreement was in place, provided that the Fund’s expense limitation is not exceeded. No reimbursement shall be paid to the Adviser with respect to any Fund until reported to the Board. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then current one-year period. Amounts waived/or reimbursed by the Adviser are disclosed in the Statement of Operations.

As of September 30, 2013, the balances of recoupable expenses for the Funds were as follows:

	Expires 2014	Expires 2015	Expires 2016	Total
Transparent Value Large-Cap Aggressive Fund
Class A	$6,493	$42,440	$5,637	$54,570
Class C	197	2,011	2,763	4,971
Class F-1	408,153	230,994	101,495	740,642
Class I	20,950	63,612	87,625	172,187
Transparent Value Large-Cap Defensive Fund
Class A	$2,032	$36,892	$27,486	$66,410
Class C	129	16,232	29,306	45,667
Class F-1	399,138	238,961	93,872	731,971
Class I	18,574	59,888	67,057	145,519
Transparent Value Large-Cap Market Fund
Class A	$23,991	$121,823	$53,034	$198,848
Class C	2,895	33,819	30,813	67,527
Class F-1	402,876	206,370	89,715	698,961
Class I	32,873	170,379	110,129	313,381

Annual Report | September 30, 2013	57

Notes to Financial Statements
September 30, 2013

	Expires 2014	Expires 2015	Expires 2016	Total
Transparent Value Dividend Fund
Class A	$13,055	$103,280	$103,537	$219,872
Class C	1,321	30,657	32,577	64,555
Class F-1	362	28,878	37,458	66,698
Class I	119,643	54,801	20,575	195,019
Transparent Value Large-Cap Core Fund
Class A	$8,937	$152,582	$115,679	$277,198
Class C	1,935	14,196	13,180	29,311
Class F-1	250	1,534	4,200	5,984
Class I	124,253	55,668	52,426	232,347
Transparent Value Large-Cap Growth Fund
Class A	$3,549	$70,131	$61,466	$135,146
Class C	188	3,260	9,242	12,690
Class F-1	156	193	427	776
Class I	131,850	123,170	94,089	349,109
Transparent Value Large-Cap Value Fund
Class A	$438	$13,744	$38,366	$52,548
Class C	149	1,037	14,175	15,361
Class F-1	149	231	286	666
Class I	135,079	174,383	111,792	421,254
Transparent Value Directional Allocation Fund
Class A	NA	$55,701	$152,624	$208,325
Class C	NA	6,537	74,178	80,715
Class F-1	NA	34,427	30,027	64,454
Class I	NA	23,052	142,057	165,109

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010 and amended on January 28, 2011, June 11, 2012, and January 28, 2013 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser provides services and advice to the Funds and the Adviser in connection with each Fund’s efforts to replicate its Index. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Funds, at an annual rate of 0.95% based on the average daily net assets of each Fund.

Certain officers of the Funds are also officers and owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares, Class C Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25%, 1.00% and 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance and the provision of shareholder services.

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to certain service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

7. LINE OF CREDIT

The Funds had a $10,000,000 Line of Credit (the “Line”), until June 5, 2013 when the Line was increased to $25,000,000, which is uncommitted, with The Bank of New York Mellon. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin. At September 30, 2013, the Transparent Value Large-Cap Defensive Fund and the Transparent Value Large-Cap Core Fund had borrowed amounts on the Line of $250,000 and $180,000, respectively. No other funds had outstanding amounts on the Line.

The allocated amount for each Fund is referenced in the Statements of Operations under “Interest Expense” and the effect on the expense ratio is footnoted in the Financial Highlights.

Fund	Average Interest Rate	Average Outstanding Line of Credit*
Transparent Value Large-Cap Aggressive Fund	1.700%	$ 1,029,200
Transparent Value Large-Cap Defensive Fund	1.698	831,706
Transparent Value Large-Cap Market Fund	1.700	873,682
Transparent Value Dividend Fund	1.698	457,000
Transparent Value Large-Cap Core Fund	1.695	435,811

*	The Average Outstanding Line of Credit is based on the number of days the Line was outstanding during the period.

58

Notes to Financial Statements
September 30, 2013

8. SHARES OF BENEFICIAL INTEREST

At September 30, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Transactions of Shares were as follows:

	For the Year Ended	For the Year Ended
	September 30, 2013	September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Aggressive Fund
Class A:
Beginning of period	186,034	118,380
Shares sold	134,278	1,056,129
Shares issued in reinvestment of distributions to shareholders	2,325	–
Shares redeemed	(79,674)	(988,475)
Net increase in shares outstanding	56,929	67,654
Shares outstanding, end of period	242,963	186,034

Class C:
Beginning of period	37,554	4,838
Shares sold	81,313	37,673
Shares issued in reinvestment of distributions to shareholders	416	–
Shares redeemed	(35,642)	(4,957)
Net increase in shares outstanding	46,087	32,716
Shares outstanding, end of period	83,641	37,554

Class F-1:
Beginning of period	2,377,297	2,572,484
Shares sold	7,005	5,441
Shares issued in reinvestment of distributions to shareholders	567	–
Shares redeemed	(151,601)	(200,628)
Net decrease in shares outstanding	(144,029)	(195,187)
Shares outstanding, end of period	2,233,268	2,377,297

Class I:
Beginning of period	1,899,875	219,432
Shares sold	321,169	1,737,448
Shares issued in reinvestment of distributions to shareholders	28,243	–
Shares redeemed	(330,552)	(57,005)
Net increase in shares outstanding	18,860	1,680,443
Shares outstanding, end of period	1,918,735	1,899,875

	For the Year Ended	For the Year Ended
	September 30, 2013	September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Defensive Fund
Class A:
Beginning of period	780,363	29,697
Shares sold	341,690	857,170
Shares issued in reinvestment of distributions to shareholders	69,532	2,808
Shares redeemed	(328,816)	(109,312)
Net increase in shares outstanding	82,406	750,666
Shares outstanding, end of period	862,769	780,363

Class C:
Beginning of period	545,179	3,510
Shares sold	324,512	564,417
Shares issued in reinvestment of distributions to shareholders	48,227	393
Shares redeemed	(62,085)	(23,141)
Net increase in shares outstanding	310,654	541,669
Shares outstanding, end of period	855,833	545,179

Class F-1:
Beginning of period	2,343,977	2,579,368
Shares sold	68,147	60,560
Shares issued in reinvestment of distributions to shareholders	4,776	1,900
Shares redeemed	(340,212)	(297,851)
Net decrease in shares outstanding	(267,289)	(235,391)
Shares outstanding, end of period	2,076,688	2,343,977

Class I:
Beginning of period	1,417,485	203,487
Shares sold	927,843	1,261,048
Shares issued in reinvestment of distributions to shareholders	104,227	152
Shares redeemed	(634,113)	(47,202)
Net increase in shares outstanding	397,957	1,213,998
Shares outstanding, end of period	1,815,442	1,417,485

Annual Report | September 30, 2013	59

Notes to Financial Statements
September 30, 2013

	For the Year Ended	For the Year Ended
	September 30, 2013	September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Market Fund
Class A:
Beginning of period	1,934,681	940,449
Shares sold	616,407	1,430,427
Shares issued in reinvestment of distributions to shareholders	117,746	18,458
Shares redeemed	(599,298)	(454,653)
Net increase in shares outstanding	134,855	994,232
Shares outstanding, end of period	2,069,536	1,934,681

Class C:
Beginning of period	782,820	110,224
Shares sold	343,366	697,222
Shares issued in reinvestment of distributions to shareholders	53,761	3,021
Shares redeemed	(162,147)	(27,647)
Net increase in shares outstanding	234,980	672,596
Shares outstanding, end of period	1,017,800	782,820

Class F-1:
Beginning of period	2,704,100	2,541,654
Shares sold	206,896	624,474
Shares issued in reinvestment of distributions to shareholders	32,917	4,039
Shares redeemed	(463,892)	(466,067)
Net increase (decrease) in shares outstanding	(224,079)	162,446
Shares outstanding, end of period	2,480,021	2,704,100

Class I:
Beginning of period	3,577,039	566,543
Shares sold	1,199,061	3,919,273
Shares issued in reinvestment of distributions to shareholders	231,719	7,867
Shares redeemed	(2,054,628)	(916,644)
Net increase (decrease) in shares outstanding	(623,848)	3,010,496
Shares outstanding, end of period	2,953,191	3,577,039

	For the Year Ended	For the Year Ended
	September 30, 2013	September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dividend Fund
Class A:
Beginning of period	832,213	154,498
Shares sold	1,394,723	776,319
Shares issued in reinvestment of distributions to shareholders	58,956	8,353
Shares redeemed	(329,207)	(106,957)
Net increase in shares outstanding	1,124,472	677,715
Shares outstanding, end of period	1,956,685	832,213

Class C:
Beginning of period	276,792	6,972
Shares sold	389,335	269,107
Shares issued in reinvestment of distributions to shareholders	15,589	1,563
Shares redeemed	(36,192)	(850)
Net increase in shares outstanding	368,732	269,820
Shares outstanding, end of period	645,524	276,792

Class F-1:
Beginning of period	202,124	10,960
Shares sold	553,207	208,007
Shares issued in reinvestment of distributions to shareholders	18,436	3,111
Shares redeemed	(112,628)	(19,954)
Net increase in shares outstanding	459,015	191,164
Shares outstanding, end of period	661,139	202,124

Class I:
Beginning of period	270,873	202,286
Shares sold	36,384	71,146
Shares issued in reinvestment of distributions to shareholders	2,832	304
Shares redeemed	(9,526)	(2,863)
Net increase in shares outstanding	29,690	68,587
Shares outstanding, end of period	300,563	270,873

60

Notes to Financial Statements
September 30, 2013

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Core Fund
Class A:
Beginning of period	1,356,503	89,003
Shares sold	265,595	1,689,473
Shares issued in reinvestment of distributions to shareholders	36,176	469
Shares redeemed	(1,066,527)	(422,442)

Net increase (decrease) in shares outstanding	(764,756)	1,267,500

Shares outstanding, end of period	591,747	1,356,503

Class C:
Beginning of period	97,851	16,979
Shares sold	18,667	92,474
Shares issued in reinvestment of distributions to shareholders	2,206	28
Shares redeemed	(22,114)	(11,630)

Net increase (decrease) in shares outstanding	(1,241)	80,872

Shares outstanding, end of period	96,610	97,851

Class F-1:
Beginning of period	7,523	996
Shares sold	37,817	19,588
Shares issued in reinvestment of distributions to shareholders	390	3
Shares redeemed	(2,459)	(13,064)

Net increase in shares outstanding	35,748	6,527

Shares outstanding, end of period	43,271	7,523

Class I:
Beginning of period	285,059	250,000
Shares sold	266,058	37,295
Shares issued in reinvestment of distributions to shareholders	913	–
Shares redeemed	(8,912)	(2,236)

Net increase in shares outstanding	258,059	35,059

Shares outstanding, end of period	543,118	285,059

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Growth Fund
Class A:
Beginning of period	78,033	36,593
Shares sold	160,855	519,106
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(41,326)	(477,666)

Net increase in shares outstanding	119,529	41,440

Shares outstanding, end of period	197,562	78,033

Class C:
Beginning of period	11,204	1,949
Shares sold	43,580	14,278
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(38)	(5,023)

Net increase in shares outstanding	43,542	9,255

Shares outstanding, end of period	54,746	11,204

Class F-1:
Beginning of period	499	499
Shares sold	2,453	–
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	–	–

Net increase in shares outstanding	2,453	–

Shares outstanding, end of period	2,952	499

Class I:
Beginning of period	256,540	390,505
Shares sold	6,320	848
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(8,098)	(134,813)

Net decrease in shares outstanding	(1,778)	(133,965)

Shares outstanding, end of period	254,762	256,540

Annual Report | September 30, 2013	61

Notes to Financial Statements
September 30, 2013

	For the Year Ended	For the Year Ended
	September 30, 2013	September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Value Fund
Class A:
Beginning of period	40,025	6,507
Shares sold	82,706	62,997
Shares issued in reinvestment of distributions to shareholders	7,011	130
Shares redeemed	(17,205)	(29,609)
Net increase in shares outstanding	72,512	33,518
Shares outstanding, end of period	112,537	40,025

Class C:
Beginning of period	6,135	499
Shares sold	45,588	5,636
Shares issued in reinvestment of distributions to shareholders	2,460	–
Shares redeemed	–	–
Net increase in shares outstanding	48,048	5,636
Shares outstanding, end of period	54,183	6,135

Class F-1:
Beginning of period	499	499
Shares sold	774	–
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	–	–
Net increase in shares outstanding	774	–
Shares outstanding, end of period	1,273	499

Class I:
Beginning of period	251,097	527,300
Shares sold	2,717	1,098
Shares issued in reinvestment of distributions to shareholders	197	3,575
Shares redeemed	(2,717)	(280,876)
Net increase (decrease) in shares outstanding	197	(276,203)
Shares outstanding, end of period	251,294	251,097

	For the Year Ended	For the Period June 18, 2012 (inception) to
	September 30, 2013	September 30, 2012
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Directional Allocation Fund
Class A:
Beginning of period	2,487,121	–
Shares sold	21,741,744	2,524,116
Shares issued in reinvestment of distributions to shareholders	48,621	–
Shares redeemed	(2,468,783)	(36,995)
Net increase in shares outstanding	19,321,582	2,487,121
Shares outstanding, end of period	21,808,703	2,487,121

Class C:
Beginning of period	413,406	–
Shares sold	11,941,615	413,480
Shares issued in reinvestment of distributions to shareholders	11,592	–
Shares redeemed	(221,681)	(74)
Net increase in shares outstanding	11,731,526	413,406
Shares outstanding, end of period	12,144,932	413,406

Class F-1:
Beginning of period	882,528	–
Shares sold	2,414,370	961,575
Shares issued in reinvestment of distributions to shareholders	12,409	–
Shares redeemed	(362,171)	(79,047)
Net increase in shares outstanding	2,064,608	882,528
Shares outstanding, end of period	2,947,136	882,528

Class I:
Beginning of period	418,304	–
Shares sold	26,012,496	418,304
Shares issued in reinvestment of distributions to shareholders	13,246	–
Shares redeemed	(1,874,156)	–
Net increase in shares outstanding	24,151,586	418,304
Shares outstanding, end of period	24,569,890	418,304

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2013 the following entities owned, of record or beneficially 25%, or greater of a share class of a Fund’s outstanding shares:

62

Notes to Financial Statements
September 30, 2013

Fund	Class	Name	Percentage
Transparent Value Large-Cap Aggressive Fund	Class A	UBS Financial Services Inc.	67.13%
Transparent Value Large-Cap Aggressive Fund	Class F-1	SG Americas Securities LLC	98.75%
Transparent Value Large-Cap Aggressive Fund	Class I	Prime Nominees Ltd.	81.37%
Transparent Value Large-Cap Defensive Fund	Class F-1	SG Americas Securities LLC	95.75%
Transparent Value Large-Cap Defensive Fund	Class I	Prime Nominees Ltd.	26.08%
Transparent Value Large-Cap Market Fund	Class A	Patrick L. Adamson	32.62%
Transparent Value Large-Cap Market Fund	Class A	UBS Financial Services Inc.	38.47%
Transparent Value Large-Cap Market Fund	Class C	UBS Financial Services Inc.	40.97%
Transparent Value Large-Cap Market Fund	Class F-1	SG Americas Securities LLC	83.26%
Transparent Value Large-Cap Market Fund	Class I	Charles Schwab & CO Inc	44.15%
Transparent Value Dividend Fund	Class A	UBS Financial Services Inc.	62.68%
Transparent Value Dividend Fund	Class C	UBS Financial Services Inc.	66.72%
Transparent Value Dividend Fund	Class F-1	Raymond James	81.59%
Transparent Value Dividend Fund	Class I	Jasper Park Funding LLC	66.32%
Transparent Value Dividend Fund	Class I	NFS	29.39%
Transparent Value Large-Cap Core Fund	Class A	UBS Financial Services Inc.	69.52%
Transparent Value Large-Cap Core Fund	Class C	UBS Financial Services Inc.	35.09%
Transparent Value Large-Cap Core Fund	Class F-1	Raymond James	85.42%
Transparent Value Large-Cap Core Fund	Class I	John W Herdlein	47.78%
Transparent Value Large-Cap Core Fund	Class I	Jasper Park Funding LLC	46.03%
Transparent Value Large-Cap Growth Fund	Class A	UBS Financial Services Inc.	73.22%
Transparent Value Large-Cap Growth Fund	Class C	UBS Financial Services Inc.	88.76%
Transparent Value Large-Cap Growth Fund	Class F-1	NFS	43.09%
Transparent Value Large-Cap Growth Fund	Class F-1	Raymond James	40.07%
Transparent Value Large-Cap Growth Fund	Class I	Jasper Park Funding LLC	98.13%
Transparent Value Large-Cap Value Fund	Class A	UBS Financial Services Inc.	77.79%
Transparent Value Large-Cap Value Fund	Class C	UBS Financial Services Inc.	73.54%
Transparent Value Large-Cap Value Fund	Class F-1	TD Ameritrade Inc.	60.85%

Fund	Class	Name	Percentage
Transparent Value Large-Cap Value Fund	Class F-1	GPAM Holdings LLC	39.15%
Transparent Value Large-Cap Value Fund	Class I	Jasper Park Funding LLC	99.49%
Transparent Value Directional Allocation Fund	Class A	UBS Financial Services Inc.	65.75%
Transparent Value Directional Allocation Fund	Class F-1	NFS	38.01%
Transparent Value Directional Allocation Fund	Class F-1	Raymond James	32.19%

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote. Further, certain of the Trust’s contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is also unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believes the adoption of these ASUs will not have a material impact on their financial statements.

In June 2013, the FASB issued ASU 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant

Annual Report | September 30, 2013	63

Notes to Financial Statements
September 30, 2013

measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

64

Report of Independent Registered Public Accounting Firm
September 30, 2013

The Board of Trustees and Shareholders

Transparent Value Trust:

We have audited the accompanying statements of assets and liabilities of Transparent Value Trust, comprised of the Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Large-Cap Market Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Value Fund, and Transparent Value Directional Allocation Fund (the Funds), including the schedules of investments, as of September 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with custodians and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2013, the results of their operations, the changes in their net assets and the financial highlights for the period specified in the first paragraph, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

November 26, 2013

Annual Report | September 30, 2013	65

Additional Information
September 30, 2013 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Independent Trustee is paid $35,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Effective October 1, 2013, each Independent Trustee will be paid $50,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Funds toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. TRUSTEES AND OFFICERS OF THE TRUST

Members of the Board. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations and other directorships held for the last five years of each of the persons currently serving as a Trustee of the Trust. Independent Trustees are those Trustees who are not “interested persons” of the Trust as such term is defined in the 1940 Act. Unless otherwise noted, the business address of each Trustee is 330 Madison Ave., 10th Floor, New York, New York 10017. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-727-6885.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held
Interested Trustees

Farhan Sharaff* 63	Trustee Since December 2009

Senior Managing Director of Guggenheim Investment Management, LLC and Chief Investment Officer of Transparent Value Advisors, LLC since 2009. Equities Chief Investment Officer of Guggenheim Partners Investment Management, LLC since 2009. Partner and CIO, MJX Capital Advisors LLC, from 2005 to 2009.

Director of Guggenheim Global Investments PLC.
Independent Trustees

John Masterson 53	Trustee, Chairman of the Nominating Committee Since December 2009	Retired. Director of Bogota Savings Bank since 2012. Partner and Managing Director, Global Securities Department, Goldman Sachs & Co. from 2002 to 2007.	Trustee of NT Alpha Strategies Fund.

Robert J. Casale 74	Chairman of the Board of Trustees Since December 2009	Chairman and CEO, The BISYS Group from 2006 to 2007.	Director of Northeast Securities, Inc. (2002 – 2013)

66

Additional Information
September 30, 2013 (Unaudited)

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held

Dennis A. Cullen 65	Trustee, Chairman of the Audit Committee Since December 2009	Retired. Managing Partner, Chicago Asset Funding LLC 2008 to 2011. Managing Director, The Liberty Hampshire Company, LLC from 1997 to 2008.	Director of Heritage Life Insurance Company, Equitrust Life Insurance Company, Sun Life Assurance Company of Canada (US) and Sun Life and Annuity Company of New York.

*

Denotes Trustees who may be deemed to be “interested” persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Adviser, Sub-Adviser, Distributor and/or their affiliates.

Trust Officers. Set forth below are the names, ages, positions with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. The business address of Messrs. Uhl and Greenly and Ms. Mills is 1290 Broadway, Suite 1100, Denver, CO 80203. The business address of Messrs. Arus and Kemp is 330 Madison Ave., 10th Floor, New York, New York 10017.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years

Armen Arus 41	President Since February 2010

Co-Chief Executive Officer and Chief Operating Officer of Transparent Value, LLC since 2003. Managing Director of Guggenheim Partners Investment Management, LLC since 2009. Co-CEO, Guggenheim Transparent Value, LLC since 2009.

Ted Uhl 39	Chief Compliance Officer Since October 2010

Deputy Chief Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010. Prior to ALPS, Sr. Analyst with Enenbach and Associates (RIA), and Sr. Financial Analyst at Sprint.

Keith D. Kemp 53	Treasurer Since February 2010

Director of Transparent Value, LLC since 2010; Director of Guggenheim Partners Investment Management LLC since 2010; Chief Operating Officer of Macquarie Capital Investment Management from 2007 to 2009.

Pete Greenly 44	Assistant Treasurer Since September 2012

Fund Controller, ALPS Fund Services, Inc. since June 2011; Manager of Valuations with Great West Life and Annuity from 2011 to 2012, Supervisor of Fund Accounting at Janus Capital from February 2011 to November 2011, Project Manager at Old Mutual Capital from 2007 - 2010, Manager of Fund Accounting and Operations with Founders Asset Management, LLC from

1994 – 2006.

Rhonda Mills 47	Secretary Since February 2012

Vice President and Associate Counsel of ALPS, ALPS Advisors, Inc., and ALPS Distributors, Inc. since 2011. Managing Member, Mills Law, LLC from 2010 to 2011. Counsel, Old Mutual Capital, Inc. from 2006 – 2009.

Annual Report | September 30, 2013	67

Additional Information
September 30, 2013 (Unaudited)

5. TAX INFORMATION

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2012 qualified dividend income (“QDI”) and as qualifying for the corporate dividends received deduction (“DRD”).

	QDI	DRD
Transparent Value Large-Cap Aggressive Fund	100.00%	97.13%
Transparent Value Large-Cap Defensive Fund	20.80%	20.65%
Transparent Value Large-Cap Market Fund	24.75%	24.63%
Transparent Value Dividend Fund	30.94%	30.01%
Transparent Value Large-Cap Core Fund	48.60%	47.67%
Transparent Value Large-Cap Growth Fund	–	–
Transparent Value Large-Cap Value Fund	20.38%	18.17%
Transparent Value Directional Allocation Fund	39.14%	44.50%

In early 2013, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2012 via Form 1099. The Funds will notify shareholders in early 2014 of amounts paid to them by the Funds, if any, during the calendar year 2013.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Transparent Value Large-Cap Defensive Fund, Transparent Value Large-Cap Market Fund, Transparent Value Dividend Fund, and Transparent Value Large-Cap Value Fund designated $1,088,376, $576,543, $19,583, and $34,966 respectively, as long-term capital gain dividends.

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transparent value

Must be accompanied or preceded by a Prospectus.
Distributor: ALPS Distributors, Inc. for the Transparent Value Mutual Funds.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, Transparent Value Trust (the “registrant”) has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. During the period covered by this report, there were no material changes made to provisions of the registrant’s code of ethics, nor were there any waivers granted from a provision of its code of ethics. A copy of the registrant’s code of ethics is filed with this N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its Audit Committee. In this regard, the Board also determined that having such a person serve on its Audit Committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the Audit Committee in the aggregate, even though no such member was individually considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.	Principal Accountant Fees and Services.

(a)    Audit Fees: For the registrant’s last two fiscal years ended September 30, 2013 and September 30, 2012, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $160,000 and $155,000, respectively.

(b)    Audit-Related Fees: For the registrant’s last two fiscal years ended September 30, 2013 and September 30, 2012, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)    Tax Fees: For the registrant’s fiscal years ended September 30, 2013 and September 30, 2012, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $36,000 and $34,000, respectively. These fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)    All Other Fees: For the registrant’s fiscal years ended September 30, 2013 and September 30, 2012, the aggregate fees billed to the registrant by the principal accountant for services related to seed audits and attendance at meetings of the audit committee were $0 and $0, respectively.

(e)(1)  AuditCommittee Pre-Approval Policies and Procedures: All requests or applications for services to be provided by the principal accountant shall be submitted to the Chief Financial Officer (the “CFO”) of the registrant and must include a detailed description of the services proposed to be rendered. The registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general preapproval of the Audit Committee or (3) have been previously pre-approved in connection with the principal accountant’s annual engagement letter for the applicable year or otherwise. Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the principal accountant.

All services shall be provided by the principal accountant pursuant to an engagement letter with the registrant.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	December 6, 2013

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	December 6, 2013